AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 16, 2003
                                                              File No. 33-45671
                                                              File No. 811-6557

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                ACT OF 1933                   [ ]
                      POST-EFFECTIVE AMENDMENT NO. 46         [X]
                                       AND

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                            COMPANY ACT OF 1940               [ ]
                              AMENDMENT NO. 48                [X]

                                STI CLASSIC FUNDS
             ---------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)


                               101 Federal Street
                           Boston, Massachusetts 02110
               ---------------------------------------------------
               (Address of Principal Executive Offices, Zip Code)

        Registrant's Telephone Number, including Area Code (800) 342-5734

                                 James R. Foggo
                               c/o SEI Corporation
                            Oaks, Pennsylvania 19456
                 ---------------------------------------------------
                      (Name and Address of Agent for Service)

                                   Copies to:
         Richard W. Grant, Esquire                 W. John McGuire
         Morgan, Lewis & Bockius LLP               Morgan, Lewis & Bockius LLP
         1701 Market Street                        1111 Pennsylvania Avenue, NW
         Philadelphia, PA  19103                   Washington, DC  20004

    It is proposed that this filing become effective (check appropriate box):

                    [ ] Immediately upon filing pursuant to paragraph (b)
                    [ ] On [date] pursuant to paragraph (b)
                    [ ] 60 days after filing pursuant to paragraph (a)(1)
                    [ ] On [date] pursuant to paragraph (a)(1)
                    [X] 75 days after filing pursuant to paragraph (a)(2)
                    [ ] On [date] pursuant to paragraph (a) of Rule 485.

                                STI CLASSIC FUNDS

                                   BOND FUNDS

                              INSTITUTIONAL SHARES

                                   PROSPECTUS

                                 AUGUST _, 2003

                  CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND
                  CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND

                        INVESTMENT ADVISER TO THE FUNDS:
                         TRUSCO CAPITAL MANAGEMENT, INC.
                                 (THE "ADVISER")

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
                      THE CONTRARY IS A CRIMINAL OFFENSE.

                              ABOUT THIS PROSPECTUS

The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Institutional Shares of the Classic Institutional High Quality Bond and Classic Institutional Total Return Bond Funds that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:

                                                                    Page
     CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND.......... ........ 4
     CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND................... 7
     MORE INFORMATION ABOUT RISK....................................10
     MORE INFORMATION ABOUT FUND INVESTMENTS........................11
     INVESTMENT ADVISER ............................................11
     PORTFOLIO MANAGERS.............................................11
     PURCHASING AND SELLING FUND SHARES.............................12
     DIVIDENDS AND DISTRIBUTIONS....................................15
     TAXES..........................................................15
     HOW TO OBTAIN MORE INFORMATION ABOUT THE
         STI CLASSIC FUNDS..........................................Back Cover

[INSERT ICONS HERE]

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that it believes will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser's judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in a Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in a Fund is based on the market prices of the securities the Funds hold. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely a Fund diversifies its holdings.

CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND

FUND SUMMARY

INVESTMENT GOAL                     Current income and price appreciation

INVESTMENT FOCUS                    High quality fixed income fund investing in A
                                    rated or higher securities

SHARE PRICE VOLATILITY              Low

PRINCIPAL INVESTMENT STRATEGY       Attempts to identify intermediate duration
                                    securities that offer solid return potential and
                                    yield

INVESTOR PROFILE                    Conservative investors seeking to maximize income
                                    and yield consistent with intermediate share
                                    price volatility


INVESTMENT STRATEGY

The Classic Institutional High Quality Bond Fund invests at least 80% of its assets in high quality fixed income securities, primarily utilizing U.S. government, A rated or higher, corporate bonds and mortgage-backed securities (rated A or better by at least one National Statistical Ratings Organization). The Fund may also invest in futures, options, taxable municipal securities, asset backed securities and CMOs. The Adviser allocates the Fund's investments based on the Adviser's analysis of duration, yield curve structure, relative value sector and security analysis. The average duration of the Fund's portfolio will typically range from 3 to 10 years.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund of mortgage-backed securities, and therefore, to assess the volatility risk of the Fund.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

PERFORMANCE INFORMATION

The Classic Institutional High Quality Bond Fund commenced operations on August __, 2003, and therefore does not have a performance history for a full calendar year.


FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                Institutional Shares
-----------------------------------------------------------------------
Investment Advisory Fees                              0.50%
Shareholder Service Fee                               0.25%
Other Expenses                                        0.10%*
                                                      ------
Total Annual Fund Operating Expenses                  0.85%**

--------------------------------------------------------------------------------
*  OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.
** THE FUND'S NET ANNUAL OPERATING EXPENSES FOR THE CURRENT FISCAL YEAR ARE EXPECTED TO BE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND THE DISTRIBUTOR INTEND TO WAIVE A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER AND THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE FEE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ESTIMATED TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS
FOLLOWS:

Classic Institutional High Quality Bond Fund -- Institutional Shares      0.65%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

       1 Year                3 Years
          $87                   $271

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND

FUND SUMMARY

INVESTMENT GOAL                     Current income and price appreciation

INVESTMENT FOCUS                    Government, corporate, and mortgage-backed
                                    securities, plus other opportunistic investments

SHARE PRICE VOLATILITY              Moderate

PRINCIPAL INVESTMENT STRATEGY       Attempts to recognize relative value in fixed
                                    income markets

INVESTOR PROFILE                    Investors seeking diversification and attractive
                                    total returns in the fixed income market


INVESTMENT STRATEGY

The Classic Institutional Total Return Bond Fund invests at least 80% of its assets in a wide array of fixed income securities, primarily utilizing U.S. government, investment grade corporate, and mortgage-backed securities. The Fund may also invest in high yield securities, international bonds, convertible bonds, futures, options, preferred stocks, taxable municipal securities, asset backed securities and CMOs. The Adviser allocates the Fund's investments among various market sectors based on the Adviser's analysis of duration, yield curve structure and relative value sector and security analysis. The average weighted maturity of the Fund's portfolio will typically range from 4 to 10 years. Due to its investment strategy the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

High yield securities involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of default or price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

PERFORMANCE INFORMATION

The Classic Institutional Total Return Bond Fund commenced operations on August __, 2003, and therefore does not have a performance history for a full calendar year.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                Institutional Shares
-----------------------------------------------------------------------
Investment Advisory Fees                              0.45%
Shareholder Service Fee                               0.20%
Other Expenses                                        0.10%*
                                                      ------
Total Annual Fund Operating Expenses                  0.75%**

--------------------------------------------------------------------------------
*  OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.
** THE FUND'S NET ANNUAL OPERATING EXPENSES FOR THE CURRENT FISCAL YEAR ARE EXPECTED TO BE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND THE DISTRIBUTOR INTEND TO WAIVE A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER AND THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE FEE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ESTIMATED TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS
FOLLOWS:

Classic Institutional Total Return Bond Fund -- Institutional Shares      0.55%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

       1 Year                3 Years
          $77                   $240

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

MORE INFORMATION ABOUT RISK


FIXED INCOME RISK -- The market value of fixed income investments     BOTH FUNDS
changes in response to interest rate changes and other factors.
During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to credit risk, which is the possibility that an issuer will be unable to make timely payments of either principal or interest.

FOREIGN SECURITIES RISK -  Investments in securities of foreign      CLASSIC INSTITUTIONAL TOTAL RETURN
companies or governments can be more volatile than investments in    BOND FUND
U.S. companies or governments.  Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries.  Foreign securities markets generally have less trading volume and less liquidity than
U.S. markets.  In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.  Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments.  Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S.
securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.


MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with a Fund's objectives. In addition, each Fund may shorten its average weighted maturity to as little as 90 days. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

INVESTMENT ADVISER

Trusco Capital Management, Inc. (Trusco or the Adviser), 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the Adviser to the Funds. As of December 31, 2002, Trusco had $43.9 billion in assets under management. For its advisory services to the Funds, the Adviser is entitled to receive the following fees as a percentage of each Fund's daily net assets:

          CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND            0.50%
          CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND            0.45%

The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser may use its affiliates as brokers for Fund transactions.

PORTFOLIO MANAGERS

The Classic Institutional High Quality Bond Fund is co-managed by Mr. W. Bradford Buie, CFA and Mr. H. Rick Nelson. Mr. Buie has served as Vice President of Trusco since October 2000. Prior to joining Trusco, Mr. Buie served as a Sales Associate with Lehman Brothers from July 1997 to October 2000. He has more than 9 years of investment experience. Mr. Nelson has served as Managing Director of Trusco since March 2002. Prior to joining Trusco, Mr. Nelson served as Senior Vice President at Wachovia Asset Management from June 1985 to March 2002. He has co-managed the Classic Institutional High Quality Bond Fund since it began operating in August 2003. Mr. Nelson has more than 21 years of investment experience.

The Classic Institutional Total Return Bond Fund is co-managed by Mr. L. Earl Denney, CFA, and Mr. Charles B. Leonard, CFA, FLMI. In January 2000, Mr. Denney was named Managing Director of SunTrust Bank and is now Managing Director of Trusco, after serving as Managing Director of STI Capital Management, N.A. since 1983. Mr. Denney has co-managed the Classic Institutional Total Return Bond Fund since it began operating in August 2003. He has more than 23 years of investment experience. Mr. Leonard has served as Managing Director of Trusco since July 2000, after serving as Senior Vice President since joining Trusco in 1986. Mr. Leonard has also served as Co-Head of Fixed Income Strategy at Trusco since May 2002. Mr. Leonard has co-managed the Classic Institutional Total Return Bond Fund since it began operating in August 2003. He has more than 32 years of investment experience.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Institutional Shares of the Funds.

HOW TO PURCHASE FUND SHARES

The Funds offer Institutional Shares primarily to various institutional investors, including subsidiaries of SunTrust Banks, Inc. (SunTrust), for their own or their customers' accounts for which they act as fiduciary, agent, investment adviser, or custodian. Shares are sold without a sales charge, although institutions may charge their customers for services provided in connection with the purchase of shares. Institutional shares will be held of record by (in the name of) your institution. Depending upon the terms of your account, however, you may have, or be given, the right to vote your Institutional Shares. The Funds may reject any purchase order if it is determined that accepting the order would not be in the best interest of the STI Classic Funds or its shareholders.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Funds receive your purchase order. Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV, generally a Fund must receive your purchase order in proper form before 4:00 p.m., Eastern Time. The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.

FOR CUSTOMERS OF SUNTRUST, ITS AFFILIATES, AND OTHER FINANCIAL INSTITUTIONS

YOU MAY HAVE TO TRANSMIT YOUR PURCHASE AND SALE REQUESTS TO SUNTRUST OR OTHER FINANCIAL INSTITUTIONS AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS THE FINANCIAL INSTITUTION TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE ADMINISTRATOR OR TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE OR SELL FUND SHARES, INCLUDING SPECIFIC SUNTRUST OR OTHER FINANCIAL INSTITUTIONS' INTERNAL ORDER ENTRY CUT-OFF TIMES, PLEASE CONTACT YOUR FINANCIAL INSTITUTION DIRECTLY.

HOW THE FUNDS CALCULATE NAV

In calculating NAV, a Fund generally values its investment portfolio at market price. If market prices are unavailable or a Fund thinks that a market price is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

The Classic Institutional Total Return Bond Fund may hold foreign securities that trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these investments may change on days when you cannot purchase or sell Fund shares.

NET ASSET VALUE

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

MINIMUM PURCHASES

To purchase shares for the first time, you must invest at least $1,000,000 in Institutional Shares of any Fund.

HOW TO SELL YOUR FUND SHARES

You may sell (sometimes called "redeem") your shares on any Business Day by contacting SunTrust or your financial institution. SunTrust or your financial institution will give you information about how to sell your shares including any specific cut-off times required.

Holders of Institutional Shares may sell shares by following the procedures established when they opened their account or accounts with the Funds or with their financial institution or intermediary. The sale price of each share will be the next NAV determined after the Funds receive your request.

RECEIVING YOUR MONEY

Normally, the Funds will send your sale proceeds within five Business Days after the Funds receive your request, but it may take up to seven days.

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission (SEC) declares an emergency or for other reasons. More information about this is in the Statement of Additional Information.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution transact with the Funds over the telephone, you will generally bear the risk of any loss. The Funds reserve the right to modify, suspend or terminate telephone transaction privileges at any time.

MARKET TIMERS

Short-term or excessive trading into and out of a Fund may harm the Fund's performance by disrupting the Adviser's investment strategy and by increasing Fund expenses. Accordingly, any Fund may restrict or refuse purchase or exchange requests by Market Timers or investors who seem to follow a short-term trading pattern that may adversely affect a Fund. You may be classified as a Market Timer if you:

o Request a substantial exchange out of any Fund within two weeks of a prior substantive exchange request out of any Fund; or

o Request a substantial exchange out of any Fund more than twice during any 90 day continuous period.

Anyone considered to be a Market Timer by the Fund, its manager(s) or a shareholder servicing agent will be notified in writing of their designation as a Market Timer. Market Timers who redeem or exchange their shares out of any Fund within 90 days of purchase may be charged a redemption fee of up to 2% of redemption proceeds, which will automatically be paid to the Fund.

This redemption fee does not apply to 401(k)/403(b) type participant accounts, Systematic Withdrawal Plan accounts, SunTrust Securities asset allocation accounts or accounts held on an omnibus arrangement. Dealers who purchase Institutional Shares on behalf of Market Timers, including Market Timers with shares held through an omnibus account, may not be eligible to receive shareholder servicing fees or other contractual concession payments. Further, the Funds reserve the right to refuse any purchase or exchange requests by any investor at any time.

DIVIDENDS AND DISTRIBUTIONS

Each Fund declares dividends daily and pays these dividends monthly. Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Funds written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates and will not qualify for the reduced tax rates applicable to qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OR EXCHANGE OF FUND SHARES MAY BE A TAXABLE EVENT. FOR TAX PURPOSES, AN EXCHANGE OF YOUR FUND SHARES FOR SHARES OF ANOTHER STI FUND IS THE SAME AS A SALE.

If you have a tax-advantaged or other retirement account you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

The Funds expect to distribute primarily ordinary income dividends.


MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                STI CLASSIC FUNDS

INVESTMENT ADVISER

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated August _, 2003, includes detailed information about the STI Classic Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list each Fund's holdings and contain information from the Funds' managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

By Telephone:  Call 1-800-428-6970

By Mail:  Write to the Funds
c/o SEI Investments Distribution Co.
Oaks, Pennsylvania 19456

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by emailing the SEC at the following address: publicinfo@sec.gov. The STI Classic Funds' Investment Company Act registration number is 811-06557.

                               STI CLASSIC FUNDS

                                   BOND FUNDS

                                  TRUST SHARES

                                   PROSPECTUS

                                 AUGUST _, 2003

                  CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND
                  CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND

                        INVESTMENT ADVISER TO THE FUNDS:
                        TRUSCO CAPITAL MANAGEMENT, INC.
                                (THE "ADVISER")

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
                      THE CONTRARY IS A CRIMINAL OFFENSE.

                              ABOUT THIS PROSPECTUS

The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Trust Shares of the Classic Institutional High Quality Bond and Classic Institutional Total Return Bond Funds that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:

                                                                      PAGE
     CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND..................... 4
     CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND..................... 7
     MORE INFORMATION ABOUT RISK......................................10
     MORE INFORMATION ABOUT FUND INVESTMENTS..........................11
     INVESTMENT ADVISER ..............................................11
     PORTFOLIO MANAGERS...............................................11
     PURCHASING AND SELLING FUND SHARES...............................12
     DIVIDENDS AND DISTRIBUTIONS......................................14
     TAXES............................................................15
     HOW TO OBTAIN MORE INFORMATION ABOUT THE
         STI CLASSIC FUNDS............................................Back Cover

[INSERT ICONS HERE]

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that it believes will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser's judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in a Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in a Fund is based on the market prices of the securities the Funds hold. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely a Fund diversifies its holdings.

CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND

FUND SUMMARY

INVESTMENT GOAL                        Current income and price appreciation

INVESTMENT FOCUS                       High quality fixed income fund investing
                                       in A rated or higher securities

SHARE PRICE VOLATILITY                 Low

PRINCIPAL INVESTMENT STRATEGY          Attempts to identify intermediate
                                       duration securities that offer solid
                                       return potential and yield

INVESTOR PROFILE                       Conservative investors seeking to
                                       maximize income and yield consistent with intermediate share price volatility

INVESTMENT STRATEGY

The Classic Institutional High Quality Bond Fund invests at least 80% of its assets in high quality fixed income securities, primarily utilizing U.S. government, A rated or higher, corporate bonds and mortgage-backed securities (rated A or better by at least one National Statistical Ratings Organization). The Fund may also invest in futures, options, taxable municipal securities, asset backed securities and CMOs. The Adviser allocates the Fund's investments based on the Adviser's analysis of duration, yield curve structure, relative value sector and security analysis. The average duration of the Fund's portfolio will typically range from 3 to 10 years.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund of mortgage-backed securities, and therefore, to assess the volatility risk of the Fund.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

PERFORMANCE INFORMATION

The Classic Institutional High Quality Bond Fund commenced operations on August __, 2003, and therefore does not have a performance history for a full calendar year.


FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                    TRUST SHARES
-------------------------------------------------------------------
Investment Advisory Fees                              0.50%
Shareholder Service Fee                               0.40%
Other Expenses                                        0.12%*
                                                      ------
Total Annual Fund Operating Expenses                  1.02%**

--------------------------------------------------------------------------------
*  OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.
** THE FUND'S NET ANNUAL OPERATING EXPENSES FOR THE CURRENT FISCAL YEAR ARE EXPECTED TO BE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND THE DISTRIBUTOR INTEND TO WAIVE A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER AND THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE FEE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ESTIMATED TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS
FOLLOWS:

   Classic Institutional High Quality Bond Fund -- Trust Shares  0.82%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

       1 YEAR                3 YEARS
         $104                   $325

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND

FUND SUMMARY

INVESTMENT GOAL                        Current income and price appreciation

INVESTMENT FOCUS                       Government, corporate, and mortgage-
                                       backed securities, plus other
                                       opportunistic investments

SHARE PRICE VOLATILITY                 Moderate

PRINCIPAL INVESTMENT STRATEGY          Attempts to recognize relative value in
                                       fixed income markets

INVESTOR PROFILE                       Investors seeking diversification and
                                       attractive total returns in the fixed
                                       income market

INVESTMENT STRATEGY

The Classic Institutional Total Return Bond Fund invests at least 80% of its assets in a wide array of fixed income securities, primarily utilizing U.S. government, investment grade corporate, and mortgage-backed securities. The Fund may also invest in high yield securities, international bonds, convertible bonds, futures, options, preferred stocks, taxable municipal securities, asset backed securities and CMOs. The Adviser allocates the Fund's investments among various market sectors based on the Adviser's analysis of duration, yield curve structure and relative value sector and security analysis. The average weighted maturity of the Fund's portfolio will typically range from 4 to 10 years. Due to its investment strategy the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

High yield securities involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of default or price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

PERFORMANCE INFORMATION

The Classic Institutional Total Return Bond Fund commenced operations on August __, 2003, and therefore does not have a performance history for a full calendar year.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                    TRUST SHARES
-------------------------------------------------------------------
Investment Advisory Fees                              0.45%
Shareholder Service Fee                               0.35%
Other Expenses                                        0.12%*
                                                      ------
Total Annual Fund Operating Expenses                  0.92%**

--------------------------------------------------------------------------------
* OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.
** THE FUND'S NET ANNUAL OPERATING EXPENSES FOR THE CURRENT FISCAL YEAR ARE EXPECTED TO BE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND THE DISTRIBUTOR INTEND TO WAIVE A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER AND THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE FEE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ESTIMATED TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS
FOLLOWS:

   Classic Institutional Total Return Bond Fund -- Trust Shares     0.72%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

       1 YEAR                3 YEARS
          $94                   $293

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."


MORE INFORMATION ABOUT RISK

FIXED INCOME RISK -- The market value of fixed income investments     BOTH FUNDS
changes in response to interest rate changes and other factors.
During periods of falling interest rates, the values of
outstanding fixed income securities generally rise.  Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.  In addition to these fundamental risks, different types of fixed income securities may be subject to credit risk, which is the possibility that an issuer will be unable to make timely payments of either principal or interest.


FOREIGN SECURITIES RISK -- Investments in securities of foreign       CLASSIC INSTITUTIONAL TOTAL RETURN
companies or governments can be more volatile than investments in     BOND FUND
U.S. companies or governments.  Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries.  Foreign securities markets generally have less trading volume and less liquidity than
U.S. markets.  In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.  Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments.  Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S.
securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.


MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with a Fund's objectives. In addition, each Fund may shorten its average weighted maturity to as little as 90 days. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

INVESTMENT ADVISER

Trusco Capital Management, Inc. (Trusco or the Adviser), 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the Adviser to the Funds. As of December 31, 2002, Trusco had $43.9 billion in assets under management. For its advisory services to the Funds, the Adviser is entitled to receive the following fees as a percentage of each Fund's daily net assets:

       CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND         0.50%
       CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND         0.45%

The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser may use its affiliates as brokers for Fund transactions.

PORTFOLIO MANAGERS

The Classic Institutional High Quality Bond Fund is co-managed by Mr. W. Bradford Buie, CFA and Mr. H. Rick Nelson. Mr. Buie has served as Vice President of Trusco since October 2000. Prior to joining Trusco, Mr. Buie served as a Sales Associate with Lehman Brothers from July 1997 to October 2000. He has more than 9 years of investment experience. Mr. Nelson has served as Managing Director of Trusco since March 2002. Prior to joining Trusco, Mr. Nelson served as Senior Vice President at Wachovia Asset Management from June 1985 to March 2002. He has co-managed the Classic Institutional High Quality Bond Fund since it began operating in August 2003. Mr. Nelson has more than 21 years of investment experience.

The Classic Institutional Total Return Bond Fund is co-managed by Mr. L. Earl Denney, CFA, and Mr. Charles B. Leonard, CFA, FLMI. In January 2000, Mr. Denney was named Managing

Director of SunTrust Bank and is now Managing Director of Trusco, after serving as Managing Director of STI Capital Management, N.A. since 1983. Mr. Denney has co-managed the Classic Institutional Total Return Bond Fund since it began operating in August 2003. He has more than 23 years of investment experience. Mr. Leonard has served as Managing Director of Trusco since July 2000, after serving as Senior Vice President since joining Trusco in 1986. Mr. Leonard has also served as Co-Head of Fixed Income Strategy at Trusco since May 2002. Mr. Leonard has co-managed the Classic Institutional Total Return Bond Fund since it began operating in August 2003. He has more than 32 years of investment experience.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Trust Shares of the Funds.

HOW TO PURCHASE FUND SHARES

The Funds offer Trust Shares only to financial institutions or intermediaries, including subsidiaries of SunTrust Banks, Inc. (SunTrust), for their own or their customers' accounts for which they act as fiduciary, agent, investment adviser, or custodian. As a result, you, as a customer of a financial institution may purchase Trust Shares through accounts made with financial institutions and potentially through the Investor's Advantage Account (an asset allocation account available through SunTrust Securities, Inc.). Trust Shares will be held of record by (in the name of) your financial institution. Depending upon the terms of your account, however, you may have, or be given, the right to vote your Trust Shares. The Funds may reject any purchase order if it is determined that accepting the order would not be in the best interests of the STI Classic Funds or its shareholders.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Funds receive your purchase order. Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV, generally a Fund must receive your purchase order in proper form before 4:00 p.m., Eastern Time. The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.

FOR CUSTOMERS OF SUNTRUST, ITS AFFILIATES, AND OTHER FINANCIAL INSTITUTIONS

YOU MAY HAVE TO TRANSMIT YOUR PURCHASE AND SALE REQUESTS TO SUNTRUST OR OTHER FINANCIAL INSTITUTIONS AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS THE FINANCIAL INSTITUTION TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE ADMINISTRATOR OR TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE OR SELL FUND SHARES, INCLUDING SPECIFIC SUNTRUST OR OTHER FINANCIAL INSTITUTIONS' INTERNAL ORDER ENTRY CUT-OFF TIMES, PLEASE CONTACT YOUR FINANCIAL INSTITUTION DIRECTLY.

HOW THE FUNDS CALCULATE NAV

In calculating NAV, a Fund generally values its investment portfolio at market price. If market prices are unavailable or a Fund thinks that a market price is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

The Classic Institutional Total Return Bond Fund may hold foreign securities that trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these investments may change on days when you cannot purchase or sell Fund shares.

NET ASSET VALUE

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

MINIMUM PURCHASES

To purchase shares for the first time, you must invest at least $500,000 in Trust Shares of any Fund.

HOW TO SELL YOUR FUND SHARES

You may sell (sometimes called "redeem") your shares on any Business Day by contacting SunTrust or your financial institution. SunTrust or your financial institution will give you information about how to sell your shares including any specific cut-off times required.

Holders of Trust Shares may sell shares by following the procedures established when they opened their account or accounts with the Funds or with their financial institution or intermediary. The sale price of each share will be the next NAV determined after the Funds receive your request.

RECEIVING YOUR MONEY

Normally, the Funds will send your sale proceeds within five Business Days after the Funds receive your request, but it may take up to seven days.

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission (SEC) declares an emergency or for other reasons. More information about this is in the Statement of Additional Information.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution transact with the Funds over the telephone, you will generally bear the risk of any loss. The Funds reserve the right to modify, suspend or terminate telephone transaction privileges at any time.

MARKET TIMERS

Short-term or excessive trading into and out of a Fund may harm the Fund's performance by disrupting the Adviser's investment strategy and by increasing Fund expenses. Accordingly, any Fund may restrict or refuse purchase or exchange requests by Market Timers or investors who seem to follow a short-term trading pattern that may adversely affect a Fund. You may be classified as a Market Timer if you:

o Request a substantial exchange out of any Fund within two weeks of a prior substantive exchange request out of any Fund; or

o Request a substantial exchange out of any Fund more than twice during any 90 day continuous period.

Anyone considered to be a Market Timer by the Fund, its manager(s) or a shareholder servicing agent will be notified in writing of their designation as a Market Timer. Market Timers who redeem or exchange their shares out of any Fund within 90 days of purchase may be charged a redemption fee of up to 2% of redemption proceeds, which will automatically be paid to the Fund.

This redemption fee does not apply to 401(k)/403(b) type participant accounts, Systematic Withdrawal Plan accounts, SunTrust Securities asset allocation accounts or accounts held on an omnibus arrangement. Dealers who purchase Trust Shares on behalf of Market Timers, including Market Timers with shares held through an omnibus account, may not be eligible to receive shareholder servicing fees or other contractual concession payments. Further, the Funds reserve the right to refuse any purchase or exchange requests by any investor at any time.

DIVIDENDS AND DISTRIBUTIONS

Each Fund declares dividends daily and pays these dividends monthly. Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Funds written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates and will not qualify for the reduced tax rates applicable to qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OR EXCHANGE OF FUND SHARES MAY BE A TAXABLE EVENT. FOR TAX PURPOSES, AN EXCHANGE OF YOUR FUND SHARES FOR SHARES OF ANOTHER STI FUND IS THE SAME AS A SALE.

If you have a tax-advantaged or other retirement account you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

The Funds expect to distribute primarily ordinary income dividends.


MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                STI CLASSIC FUNDS

INVESTMENT ADVISER

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated August _, 2003, includes detailed information about the STI Classic Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list each Fund's holdings and contain information from the Funds' managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE:  Call 1-800-428-6970

BY MAIL:  Write to the Funds
c/o SEI Investments Distribution Co.
Oaks, Pennsylvania 19456

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the EDGAR Database on the SEC's website ("HTTP://WWW.SEC.GOV"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by emailing the SEC at the following address: publicinfo@sec.gov. The STI Classic Funds' Investment Company Act registration number is 811-06557.

                                STI CLASSIC FUNDS

                                   BOND FUNDS

                                   FLEX SHARES

                                   PROSPECTUS

                                 AUGUST _, 2003

                  CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND
                  CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND

                        INVESTMENT ADVISER TO THE FUNDS:
                         TRUSCO CAPITAL MANAGEMENT, INC.
                                 (THE "ADVISER")

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
                      THE CONTRARY IS A CRIMINAL OFFENSE.

                              ABOUT THIS PROSPECTUS

The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Flex Shares of the Classic Institutional High Quality Bond and Classic Institutional Total Return Bond Funds that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:

                                                                      PAGE
     CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND..................... 4
     CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND..................... 7
     MORE INFORMATION ABOUT RISK......................................10
     MORE INFORMATION ABOUT FUND INVESTMENTS..........................11
     INVESTMENT ADVISER ..............................................11
     PORTFOLIO MANAGERS...............................................11
     PURCHASING, SELLING AND EXCHANGING FUND SHARES...................12
     DIVIDENDS AND DISTRIBUTIONS......................................17
     TAXES............................................................18
     HOW TO OBTAIN MORE INFORMATION ABOUT THE
         STI CLASSIC FUNDS............................................Back Cover

[INSERT ICONS HERE]

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that it believes will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser's judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in a Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in a Fund is based on the market prices of the securities the Funds hold. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely a Fund diversifies its holdings.

CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND

FUND SUMMARY

INVESTMENT GOAL                        Current income and price appreciation

INVESTMENT FOCUS                       High quality fixed income fund investing
                                       in A rated or higher securities

SHARE PRICE VOLATILITY                 Low

PRINCIPAL INVESTMENT STRATEGY          Attempts to identify intermediate
                                       duration securities that offer solid
                                       return potential and yield

INVESTOR PROFILE                       Conservative investors seeking to
                                       maximize income and yield consistent with intermediate share price volatility

INVESTMENT STRATEGY

The Classic Institutional High Quality Bond Fund invests at least 80% of its assets in high quality fixed income securities, primarily utilizing U.S. government, A rated or higher, corporate bonds and mortgage-backed securities (rated A or better by at least one National Statistical Ratings Organization). The Fund may also invest in futures, options, taxable municipal securities, asset backed securities and CMOs. The Adviser allocates the Fund's investments based on the Adviser's analysis of duration, yield curve structure, relative value sector and security analysis. The average duration of the Fund's portfolio will typically range from 3 to 10 years.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund of mortgage-backed securities, and therefore, to assess the volatility risk of the Fund.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

PERFORMANCE INFORMATION

The Classic Institutional High Quality Bond Fund commenced operations on August __, 2003, and therefore does not have a performance history for a full calendar year.


FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                 FLEX SHARES
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of
   net asset value)*                                                2.00%

* This sales charge is imposed if you sell your Flex Shares within one year of your purchase and decreases over time, depending on how long you own your shares. See "Sales Charges."

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                    FLEX SHARES
------------------------------------------------------------------
Investment Advisory Fees                              0.50%
Distribution and Service (12b-1) Fees                 1.00%
Other Expenses                                        0.30%*
                                                      ------
Total Annual Fund Operating Expenses                  1.80%**

--------------------------------------------------------------------------------
*  OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.
** THE FUND'S NET ANNUAL OPERATING EXPENSES FOR THE CURRENT FISCAL YEAR ARE EXPECTED TO BE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND THE DISTRIBUTOR INTEND TO WAIVE A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER AND THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE FEE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ESTIMATED TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS
FOLLOWS:

     Classic Institutional High Quality Bond Fund -- Flex Shares    1.60%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

       1 YEAR                3 YEARS
         $383                   $566

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

       1 YEAR                3 YEARS
         $183                   $566

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND

FUND SUMMARY

INVESTMENT GOAL                        Current income and price appreciation

INVESTMENT FOCUS                       Government, corporate, and mortgage-
                                       backed securities, plus other
                                       opportunistic investments

SHARE PRICE VOLATILITY                 Moderate

PRINCIPAL INVESTMENT STRATEGY          Attempts to recognize relative value in
                                       fixed income markets

INVESTOR PROFILE                       Investors seeking diversification and
                                       attractive total returns in the fixed
                                       income market

INVESTMENT STRATEGY

The Classic Institutional Total Return Bond Fund invests at least 80% of its assets in a wide array of fixed income securities, primarily utilizing U.S. government, investment grade corporate, and mortgage-backed securities. The Fund may also invest in high yield securities, international bonds, convertible bonds, futures, options, preferred stocks, taxable municipal securities, asset backed securities and CMOs. The Adviser allocates the Fund's investments among various market sectors based on the Adviser's analysis of duration, yield curve structure and relative value sector and security analysis. The average weighted maturity of the Fund's portfolio will typically range from 4 to 10 years. Due to its investment strategy the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

High yield securities involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of default or price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

PERFORMANCE INFORMATION

The Classic Institutional Total Return Bond Fund commenced operations on August __, 2003, and therefore does not have a performance history for a full calendar year.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                  FLEX SHARES
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of net
   asset value)*                                                     2.00%

* This sales charge is imposed if you sell your Flex Shares within one year of your purchase and decreases over time, depending on how long you own your shares. See "Sales Charges."

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                    FLEX SHARES
------------------------------------------------------------------
Investment Advisory Fees                              0.45%
Distribution and Service (12b-1) Fees                 1.00%
Other Expenses                                        0.30%*
                                                      ------
Total Annual Fund Operating Expenses                  1.75%**

--------------------------------------------------------------------------------
*  OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.
** THE FUND'S NET ANNUAL OPERATING EXPENSES FOR THE CURRENT FISCAL YEAR ARE EXPECTED TO BE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND THE DISTRIBUTOR INTEND TO WAIVE A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER AND THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE FEE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ESTIMATED TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS
FOLLOWS:

      Classic Institutional Total Return Bond Fund -- Flex Shares    1.55%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

       1 YEAR                3 YEARS
         $378                   $551

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

       1 YEAR                3 YEARS
         $178                   $551

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

MORE INFORMATION ABOUT RISK

FIXED INCOME RISK -- The market value of fixed income investments     BOTH FUNDS
changes in response to interest rate changes and other factors.
During periods of falling interest rates, the values of
outstanding fixed income securities generally rise.  Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.  In addition to these fundamental risks, different types of fixed income securities may be subject to credit risk, which is the possibility that an issuer will be unable to make timely payments of either principal or interest.


FOREIGN SECURITIES RISK -  Investments in securities of foreign       CLASSIC INSTITUTIONAL TOTAL RETURN
companies or governments can be more volatile than investments in     BOND FUND
U.S. companies or governments.  Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries.  Foreign securities markets generally have less trading volume and less liquidity than
U.S. markets.  In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.  Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments.  Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S.
securities. Some foreign governments levy withholding taxes
against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with a Fund's objectives. In addition, each Fund may shorten its average weighted maturity to as little as 90 days. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

INVESTMENT ADVISER

Trusco Capital Management, Inc. (Trusco or the Adviser), 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the Adviser to the Funds. As of December 31, 2002, Trusco had $43.9 billion in assets under management. For its advisory services to the Funds, the Adviser is entitled to receive the following fees as a percentage of each Fund's daily net assets:

             CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND              0.50%
             CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND              0.45%

The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser may use its affiliates as brokers for Fund transactions.

PORTFOLIO MANAGERS

The Classic Institutional High Quality Bond Fund is co-managed by Mr. W. Bradford Buie, CFA and Mr. H. Rick Nelson. Mr. Buie has served as Vice President of Trusco since October 2000. Prior to joining Trusco, Mr. Buie served as a Sales Associate with Lehman Brothers from July 1997 to October 2000. He has more than 9 years of investment experience. Mr. Nelson has served as Managing Director of Trusco since March 2002. Prior to joining Trusco, Mr. Nelson served as Senior Vice President at Wachovia Asset Management from June 1985 to March 2002. He has co-managed the Classic Institutional High Quality Bond Fund since it began operating in August 2003. Mr. Nelson has more than 21 years of investment experience.

The Classic Institutional Total Return Bond Fund is co-managed by Mr. L. Earl Denney, CFA, and Mr. Charles B. Leonard, CFA, FLMI. In January 2000, Mr. Denney was named Managing

Director of SunTrust Bank and is now Managing Director of Trusco, after serving as Managing Director of STI Capital Management, N.A. since 1983. Mr. Denney has co-managed the Classic Institutional Total Return Bond Fund since it began operating in August 2003. He has more than 23 years of investment experience. Mr. Leonard has served as Managing Director of Trusco since July 2000, after serving as Senior Vice President since joining Trusco in 1986. Mr. Leonard has also served as Co-Head of Fixed Income Strategy at Trusco since May 2002. Mr. Leonard has co-managed the Classic Institutional Total Return Bond Fund since it began operating in August 2003. He has more than 32 years of investment experience.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") or exchange Flex Shares of the Funds.

HOW TO PURCHASE FUND SHARES

A SunTrust Securities Investment Consultant can assist you in opening a brokerage account, which will be used for all transactions regarding the purchase of STI Classic Funds. Once your account is established, you may buy shares of the Funds by:

o   Mail*
o   Telephone (1-800-874-4770)
o   Wire
o   Automated Clearing House (ACH)

*  THE FUNDS DO NOT ACCEPT CASH AS PAYMENT FOR FUND SHARES.

You may also buy shares through investment representatives of certain correspondent banks of SunTrust Banks, Inc. (SunTrust) and other financial institutions that are authorized to place transactions in Fund shares for their customers. Please contact your financial institution directly and follow its procedures for Fund share transactions. Your broker or institution may charge a fee for its services, in addition to the fees charged by a Fund. You will also generally have to address your correspondence or questions regarding a Fund to your institution. A Fund may reject any purchase order if it is determined that accepting the order would not be in the best interests of STI Classic Funds or its shareholders.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Funds receive your purchase order. Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV, generally a Fund must receive your purchase order in proper form before 4:00 p.m., Eastern Time. The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.

FOR CUSTOMERS OF SUNTRUST, ITS AFFILIATES, AND OTHER FINANCIAL INSTITUTIONS

YOU MAY HAVE TO TRANSMIT YOUR PURCHASE, SALE AND EXCHANGE REQUESTS TO SUNTRUST OR OTHER FINANCIAL INSTITUTIONS AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS THE FINANCIAL INSTITUTION TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE ADMINISTRATOR OR TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE, SELL OR EXCHANGE FUND SHARES, INCLUDING SPECIFIC SUNTRUST OR OTHER FINANCIAL INSTITUTIONS' INTERNAL ORDER ENTRY CUT-OFF TIMES, PLEASE CONTACT YOUR FINANCIAL INSTITUTION DIRECTLY.

HOW THE FUNDS CALCULATE NAV

In calculating NAV, a Fund generally values its investment portfolio at market price. If market prices are unavailable or a Fund thinks that a market price is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

The Classic Institutional Total Return Bond Fund may hold foreign securities that trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these investments may change on days when you cannot purchase or sell Fund shares.

NET ASSET VALUE

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

MINIMUM PURCHASES

To purchase shares for the first time, you must invest at least $5,000 ($2,000 for IRA accounts) in Flex Shares of any Fund.

Your subsequent investments of shares of any Fund must be made in amounts of at least $1,000 or, if you pay by a statement coupon, $100. A Fund may accept investments of smaller amounts for either class of shares at its discretion.

FUNDLINK

FUNDLINK is a telephone activated service that allows you to transfer money quickly and easily between the STI Classic Funds and your SunTrust bank account(s). To use FUNDLINK, you must first contact your SunTrust Bank Investment Consultant and complete the FUNDLINK application and authorization agreements. Once you have signed up to use FUNDLINK, simply call SunTrust at 1-800-874-4770 to complete all of your purchase and redemption transactions.

SYSTEMATIC INVESTMENT PLAN

If you have a checking or savings account with a SunTrust affiliate bank, you may purchase Flex shares automatically through regular deductions from your account. With a $500 minimum initial investment, you may begin regularly-scheduled investments from $50 to $100,000 once or twice a month. If you are buying Flex Shares, you should plan on investing at least $5,000 per Fund during the first two years. The Distributor may close your account if you do not meet this minimum investment requirement at the end of two years.

SALES CHARGES

CONTINGENT DEFERRED SALES CHARGES (CDSC)

You do not pay a sales charge when you purchase Flex Shares. The offering price of Flex Shares is simply the next calculated NAV. But if you sell your shares within the first year after your purchase, you will pay a CDSC equal to 2.00% for either (1) the NAV of the shares at the time of purchase, or (2) NAV of the shares next calculated after the Funds receive your sale request, whichever is less. The sales charge does not apply to shares you purchase through reinvestment of dividends or distributions. So, you never pay a deferred sales charge on any increase in your investment above the initial offering price. This sales charge does not apply to exchanges of Flex Shares of one Fund for Flex Shares of another Fund.

IF YOU SELL YOUR FLEX SHARES

The CDSC will be waived if you sell your Flex Shares for the following reasons:

o  to make certain withdrawals from a retirement plan (not including IRAs);
o  because of death or disability;
o for certain payments under the Systematic Withdrawal Plan - up to 12% annually of the value of your shares held at the time of the withdrawal (the Systematic Withdrawal Plan is discussed later in more detail); or
o for exchanges from Trust or Investor Shares to Flex Shares where the total accumulated period from the original date of purchase is at least one year.

OFFERING PRICE OF FUND SHARES

The offering price of Flex Shares is simply the next calculated NAV.

HOW TO SELL YOUR FUND SHARES

If you own your shares through a brokerage account with SunTrust Securities, you may sell (sometimes called "redeem") your shares on any Business Day by contacting SunTrust Securities directly by mail or telephone at 1-800-874-4770. The minimum amount for telephone redemptions is $1,000.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.

If you would like to sell $25,000 or more of your shares, please notify the Funds in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share will be the next NAV determined after the Funds receive your request less any applicable deferred sales charge.

SYSTEMATIC WITHDRAWAL PLAN

If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a SunTrust affiliates bank, electronically transferred to your account.

RECEIVING YOUR MONEY

Normally, the Funds will send your sale proceeds within five Business Days after a Fund receives your request, but it may take up to seven days. Your proceeds can be wired to your bank account (subject to a $7.00 fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS).

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below $5,000 ($2,000 for IRA accounts) due to redemptions you may be required to sell your shares. But, the Funds will always give you at least 60 days written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission (SEC) declares an emergency or for other reasons. More information about this is in the Statement of Additional Information.

HOW TO EXCHANGE YOUR SHARES

You may exchange your shares for Flex Shares of any other STI Classic Fund on any Business Day by contacting SunTrust Securities or your financial institution by mail or telephone. You may also exchange Flex Shares of another STI Classic Fund for Flex Shares of each Fund in the same way. Exchange requests must be for an amount of at least $1,000.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with Fund management and may have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where it is in the best interests of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange or restrict or refuse purchases if (1) the Fund or its manager(s) believes the Fund would be harmed or unable to invest effectively, or (2) the Fund receives or anticipates orders that may dramatically affect the Fund as outlined under "Market Timers" as defined later in this prospectus.

IF YOU RECENTLY PURCHASED SHARES BY CHECK, OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS). This exchange privilege may be changed or canceled at any time upon 60 days notice.

EXCHANGES

When you exchange Flex Shares of each Fund, you are really selling your shares and buying Flex Shares of another STI Classic Fund. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request. For purposes of computing the CDSC applicable to Flex Shares, the length of time you have owned your shares will be measured from the original date of purchase and will not be affected by any exchange. However, if you exchange Flex Shares of any STI Classic Fund for Flex Shares of the STI Classic Institutional U.S. Government Securities Super Short Income Plus Fund, you must first pay any applicable CDSC for the shares you are selling. Similarly, if you exchange Flex Shares of the STI Classic Institutional U.S. Government Securities Super Short Income Plus Fund for Flex Shares of any other STI Classic Fund, any CDSC for the Fund you are exchanging into will be computed from the date of the exchange. In addition, if you exchange your Flex Shares of a Fixed Income Fund or Equity Fund into any Investor Shares of a Money Market Fund, the time your shares are held in such Money Market Fund will not count towards the CDSC one-year holding period.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution transact with the Funds over the telephone, you will generally bear the risk of any loss. The Funds reserve the right to modify, suspend or terminate telephone transaction privileges at any time.

MARKET TIMERS

Short-term or excessive trading into and out of a Fund may harm the Fund's performance by disrupting the Adviser's investment strategy and by increasing Fund expenses. Accordingly, any Fund may restrict or refuse purchase or exchange requests by Market Timers or investors who seem to follow a short-term trading pattern that may adversely affect a Fund. You may be classified as a Market Timer if you:

o Request a substantial exchange out of any Fund within two weeks of a prior substantive exchange request out of any Fund; or

o Request a substantial exchange out of any Fund more than twice during any 90 day continuous period.

Anyone considered to be a Market Timer by the Fund, its manager(s) or a shareholder servicing agent will be notified in writing of their designation as a Market Timer. Market Timers who redeem or exchange their shares out of any Fund within 90 days of purchase may be charged a redemption fee of up to 2% of redemption proceeds, which will automatically be paid to the Fund.

This redemption fee does not apply to 401(k)/403(b) type participant accounts, Systematic Withdrawal Plan accounts, SunTrust Securities asset allocation accounts or accounts held on an omnibus arrangement. Dealers who purchase Flex Shares on behalf of Market Timers, including Market Timers with shares held through an omnibus account, may not be eligible to receive any dealer commissions and also may not be eligible to receive 12b-1 fees from the original date of purchase. Further, the Funds reserve the right to refuse any purchase or exchange requests by any investor at any time.

DISTRIBUTION OF FUND SHARES

Each Fund has adopted a distribution plan that allows the Funds to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

For Flex Shares, the maximum distribution fee is 1.00% of the average daily net assets of each Fund.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, lodgings, and gifts that do not exceed $100 per year, per individual.

DIVIDENDS AND DISTRIBUTIONS

Each Fund declares dividends daily and pays these dividends monthly. Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Funds written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

     Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates and will not qualify for the reduced tax rates applicable to qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OR EXCHANGE OF FUND SHARES MAY BE A TAXABLE EVENT. FOR TAX PURPOSES, AN EXCHANGE OF YOUR FUND SHARES FOR SHARES OF ANOTHER STI FUND IS THE SAME AS A SALE.

If you have a tax-advantaged or other retirement account you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

The Funds expect to distribute primarily ordinary income dividends.


MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                STI CLASSIC FUNDS

INVESTMENT ADVISER

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated August _, 2003, includes detailed information about the STI Classic Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list each Fund's holdings and contain information from the Funds' managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE:  Call 1-800-428-6970

BY MAIL:  Write to the Funds
c/o SEI Investments Distribution Co.
Oaks, Pennsylvania 19456

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the EDGAR Database on the SEC's website ("HTTP://WWW.SEC.GOV"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by emailing the SEC at the following address: publicinfo@sec.gov. The STI Classic Funds' Investment Company Act registration number is 811-06557.

                       STATEMENT OF ADDITIONAL INFORMATION

                                STI CLASSIC FUNDS

                                 AUGUST __, 2003

                               INVESTMENT ADVISER:
                         TRUSCO CAPITAL MANAGEMENT, INC.
                                 (THE "ADVISER")


This Statement of Additional Information ("SAI") is not a prospectus. It is intended to provide additional information regarding the activities and operations of the Classic Institutional Bond Funds of the STI Classic Funds (the "Trust"). This SAI relates to the following series of the Trust (each a "Fund" and collectively, the "Funds"):

                  CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND
                  CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND

This SAI is incorporated by reference into, and should be read in conjunction with, the Funds' prospectuses dated August _, 2003. Capitalized terms not defined herein are defined in the prospectuses. Prospectuses may be obtained by writing to the Trust or calling toll-free 1-800-428-6970.

                                TABLE OF CONTENTS

THE TRUST....................................................................S-2
DESCRIPTION OF PERMITTED INVESTMENTS.........................................S-2
INVESTMENT LIMITATIONS......................................................S-24
INVESTMENT ADVISER..........................................................S-25
THE ADMINISTRATOR...........................................................S-26
THE DISTRIBUTOR.............................................................S-26
THE TRANSFER AGENT..........................................................S-28
THE CUSTODIAN...............................................................S-28
INDEPENDENT PUBLIC ACCOUNTANT...............................................S-28
LEGAL COUNSEL...............................................................S-28
TRUSTEES AND OFFICERS OF THE TRUST..........................................S-28
PERFORMANCE INFORMATION.....................................................S-32
COMPUTATION OF YIELD........................................................S-33
CALCULATION OF TOTAL RETURN.................................................S-33
PURCHASING AND REDEEMING SHARES.............................................S-34
DETERMINATION OF NET ASSET VALUE............................................S-35
TAXES    ...................................................................S-36
FUND TRANSACTIONS...........................................................S-38
PORTFOLIO TURNOVER RATE.....................................................S-41
DESCRIPTION OF SHARES.......................................................S-41
VOTING RIGHTS...............................................................S-41
SHAREHOLDER LIABILITY.......................................................S-42
LIMITATION OF TRUSTEES' LIABILITY...........................................S-42
CODES OF ETHICS.............................................................S-42
APPENDIX.....................................................................A-1

THE TRUST

Each Fund is a separate series of the Trust, an open-end management investment company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Declaration of Trust permits the Trust to offer separate series (each a "fund" and collectively, the "funds") of units of beneficial interest ("shares") and different classes of shares of each Fund. The Trust reserves the right to create and issue shares of additional funds and/or classes. This SAI relates to shares of the Classic Institutional High Quality Bond Fund and Classic Institutional Total Return Bond Fund, which are offered through three separate classes (Institutional, Trust and Flex Shares).

DESCRIPTION OF PERMITTED INVESTMENTS

The Funds' respective investment objectives and principal investment strategies are described in the prospectuses. The following information supplements, and should be read in conjunction with, the prospectuses. Following are descriptions of the permitted investments and investment practices discussed in the Funds' "Investment Strategy" section and the associated risk factors. The Adviser will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with and permitted by the Funds' stated investment policies.

ASSET-BACKED SECURITIES. Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Other asset-backed securities may be created in the future. These securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the pay down characteristics of the underlying financial assets which are passed through to the security holder. These securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pool of assets. Asset-backed securities may also be debt obligations, which are known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning these assets and issuing debt obligations.

Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder.

The market for asset-backed securities is at a relatively early stage of development. Accordingly, there may be a limited secondary market for these securities.

BANK INVESTMENT CONTRACTS (BICS). A BIC is a general obligation of the issuing bank or savings and loan institution and not a separate account. The purchase price paid for a BIC becomes part of the general assets of the issuer, and the contract is paid at maturity from the general assets of the issuer. Pursuant to such contracts, the Institutional Cash Management Money Market Fund makes cash contributions to a deposit fund of the general account of the bank or savings and loan institution. The bank or savings and loan institution then credits to the Fund on a monthly basis guaranteed interest at either a fixed, variable or floating rate. A BIC provides that this guaranteed interest will not be less than a certain minimum rate.

BICs are generally not assignable or transferable without the permission of the issuing bank or savings and loan institution. For this reason, an active secondary market in BICs currently does not exist. Therefore, BICs are considered to be illiquid investments. The Fund may invest up to an aggregate amount of 5% of its total assets in BICs.

COMMERCIAL  PAPER.  Commercial  paper is the term  used to  designate  unsecured
short-term   promissory   notes  issued  by  corporations  and  other  entities.
Maturities on these issues vary from a few to 270 days.

CORPORATE BONDS. Debt instruments issued by a private corporation, as distinct from one issued by a governmental agency or municipality. Corporate bonds generally have the following features: (1) they are taxable; (2) they have a par value of $1,000; and (3) they have term maturity. They are sometimes traded on major exchanges.

CUSTODIAL RECEIPTS. A custodial receipt represents an indirect interest in a tax-exempt bond that is deposited with a custodian. For example, custodial receipts may be used to permit the sale of the deposited bond in smaller denominations than would otherwise be permitted. Frequently, custodial receipts are issued to attach bond insurance or other forms of credit enhancement to the deposited tax-exempt bond. Note, because a "separate security" is not created by the issuance of a receipt, many of the tax advantages bestowed upon holders of the deposited tax-exempt bond are also conferred upon the custodial receipt holder.

DEBT SECURITIES. Debt securities represent money borrowed that obligates the issuer (E.G., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times (E.G., bonds, notes, debentures).

DOLLAR ROLLS. Dollar rolls are transactions in which securities are sold for delivery in the current month and the seller contracts to repurchase substantially similar securities on a specified future date. Any difference between the sale price and the purchase price (plus interest earned on the cash proceeds of the sale) is applied against the past interest income on the securities sold to arrive at an implied borrowing rate.

Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security.

If the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into dollar rolls include the risk that the value of the security may change adversely over the term of the dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held. To avoid any leveraging concerns, the Fund will place U.S. government or other liquid, high grade assets in a segregated account in an amount sufficient to cover its repurchase obligation.

EURODOLLAR AND YANKEE DOLLAR OBLIGATIONS. Eurodollar bank obligations are U.S. dollar denominated certificates of deposit or time deposits issued outside the United States by foreign branches of U.S. banks or by foreign banks. Yankee dollar obligations are U.S. dollar denominated obligations issued in the United States by foreign banks.

FIXED INCOME SECURITIES. Fixed income securities are debt obligations issued by corporations, municipalities and other borrowers. The market value of fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal will also affect the value of these investments. Changes in the value of portfolio securities will not affect cash income derived from these securities but will affect the Funds' net asset value.

FOREIGN SECURITIES. Foreign securities include equity securities of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, European Certificates of Deposit, European Time Deposits, European Bankers' Acceptances, Canadian Time Deposits, Europaper and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper and foreign securities. These instruments have investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. These risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. These investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

In making investment decisions for the Funds, the Adviser evaluates the risks associated with investing Fund assets in a particular country, including risks stemming from a country's financial infrastructure and settlement practices; the likelihood of expropriation, nationalization or confiscation of invested assets; prevailing or developing custodial practices in the country; the country's laws and regulations regarding the safekeeping, maintenance and recovery of invested assets, the likelihood of government-imposed exchange control restrictions which could impair the liquidity of Fund assets maintained with custodians in that country, as well as risks from political acts of foreign governments ("country risks"). Of course, the Adviser cannot assure that the Fund will not suffer losses resulting from investing in foreign countries.

Holding Fund assets in foreign countries through specific foreign custodians presents additional risks, including, but not limited to, the risks that a particular foreign custodian or depository will not exercise proper care with respect to Fund assets or will not have the financial strength or adequate practices and procedures to properly safeguard Fund assets.

By investing in foreign securities, the Funds attempt to take advantage of differences between both economic trends and the performance of securities markets in the various countries, regions and geographic areas as prescribed by each Fund's investment objective and policies. During certain periods the investment return on securities in some or all countries may exceed the return on similar investments in the United States, while at other times the investment return may be less than that on similar U.S. securities. Shares of the International Equity and International Equity Index Funds, when included in appropriate amounts in a portfolio otherwise consisting of domestic securities, may provide a source of increased diversification. The International Equity Fund and the International Equity Index Fund seek increased diversification by combining securities from various countries and geographic areas that offer different investment opportunities and are affected by different economic trends. The international investments of the International Equity and International Equity Index Funds may reduce the effect that events in any one country or geographic area will have on its investment holdings. Of course, negative movement by a Fund's investments in one foreign market represented in its portfolio may offset potential gains from the Fund's investments in another country's markets.

Emerging countries are all countries that are considered to be developing or emerging countries by the World Bank or the International Finance Corporation, as well as countries classified by the United Nations or otherwise regarded by the international financial community as developing. Currently, the countries excluded from this category are Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Italy, Ireland, Japan, the Netherlands, New Zealand, Norway, Spain, Sweden, Switzerland, the United Kingdom and the United States.

FORWARD FOREIGN CURRENCY CONTRACTS. Forward foreign currency contracts involve obligations to purchase or sell a specific currency amount at a future date, agreed upon by the parties, at a price set at the time of the contract. A Fund may also enter into a contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in the foreign currency. A Fund may realize a gain or loss from currency transactions.

FUTURES AND OPTIONS ON FUTURES. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). Consistent with CFTC regulations, a Fund may use futures contracts and related options for either (i) "BONA FIDE hedging purposes," as such term is defined by the CFTC, or (ii) for other risk management purposes only to the extent that the aggregate initial margin and premiums on such positions (excluding the amount by which options on futures contracts are in the money) do not exceed 5% of the Fund's net assets. Instances in which a Fund may use futures contracts and related options for risk management purposes (other than BONA FIDE hedging) include: attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit leveraging and related risks. To cover its position, a Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the rules and Securities and Exchange Commission (the "SEC"), interpretations thereunder. The segregated account functions as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the

Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the fund arising from such investment activities.

A Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (I.E., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. A Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with a Fund's use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures, (3) there may not be a liquid secondary market for a futures contract or option, (4) trading restrictions or limitations may be imposed by an exchange, and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure.

GUARANTEED INVESTMENT CONTRACTS (GICS). A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the issuer, and the contract is paid at maturity from the general assets of the issuer. Generally, GICs are not assignable or transferable without the permission of the issuing insurance company. For this reason, an active secondary market in GICs does not currently exist and GICs are considered to be illiquid investments.

HEDGING TECHNIQUES. Hedging is an investment strategy designed to offset investment risks. Hedging activities include, among other things, the use of options and futures. There are risks associated with hedging activities, including: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and option on futures; (iii) there may not be a liquid secondary market for a futures contract or option; and (iv) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

HIGH YIELD SECURITIES. High yield securities, commonly referred to as junk bonds, are debt obligations rated below investment grade, I.E., below BBB by S&P or Baa by Moody's, or their unrated equivalents. The risks associated with investing in high yield securities include:

(i) High yield, lower rated bonds involve greater risk of default or price declines than investments in investment grade securities (E.G., securities rated BBB or higher by S&P or Baa or higher by Moody's) due to changes in the issuer's creditworthiness.

(ii) The market for high risk, high yield securities may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

(iii) Market prices for high risk, high yield securities may also be affected by investors' perception of the issuer's credit quality and the outlook for economic growth. Thus, prices for high risk, high yield securities may move independently of interest rates and the overall bond market.

(iv) The market for high risk, high yield securities may be adversely affected by legislative and regulatory developments.

HIGH YIELD FOREIGN SOVEREIGN DEBT SECURITIES. Investing in fixed and floating rate high yield foreign sovereign debt securities will expose the Fund to the direct or indirect consequences of political, social or economic changes in countries that issue the securities. The ability of a foreign sovereign obligor to make timely payments on its external debt obligations will also be strongly influenced by the obligor's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government's implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds, which may further impair the obligor's ability or willingness to timely service its debts.

ILLIQUID SECURITIES. Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust's Board of Trustees. Despite such good faith efforts to determine fair value prices, the Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a fund. Under the supervision of the Trust's Board of Trustees, the Adviser determines the liquidity of the Fund's investments. In determining the liquidity of the Fund's investments, the Adviser may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security). A Fund will not invest more than 15% of its net assets in illiquid securities.

INVESTMENT COMPANY SHARES. The Funds may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Funds. The Funds' purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying the Funds' expenses. Under applicable regulations, unless an exception is available, the Funds are prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Funds own more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Funds' total assets; or
(3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Funds.

INVESTMENT GRADE OBLIGATIONS. Investment Grade Obligations are fixed income obligations rated by one or more of the rating agencies in one of the four highest rating categories at the time of purchase (e.g., AAA, AA, A or BBB by Standard & Poor's Ratings Group ("S&P") or Fitch, Inc. ("Fitch"), or Aaa, Aa, A or Baa by Moody's Investors Service, Inc. ("Moody's") or determined to be of equivalent quality by the Sub-Advsiers. Securities rated BBB or Baa represent the lowest of four levels of Investment Grade Obligations and are regarded as borderline between sound obligations and those in which the speculative element begins to predominate. Ratings assigned to fixed income securities represent only the opinion of the rating agency assigning the rating and are not dispositive of the credit risk associated with the purchase of a particular Fixed Income Obligation. Moreover, market risk also will affect the prices of even the highest rated fixed income obligation so that their prices may rise or fall even if the issuer's capacity to repay its obligation remains unchanged.

LEVERAGED BUYOUTS. The Fund may invest in leveraged buyout limited partnerships and funds that, in turn, invest in leveraged buyout transactions ("LBOs"). An LBO, generally, is an acquisition of an existing business by a newly formed corporation financed largely with debt assumed by such newly formed corporation to be later repaid with funds generated from the acquired company. Since most LBOs are by nature highly leveraged (typically with debt to equity ratios of approximately 9 to 1), equity investments in LBOs may appreciate substantially in value given only modest growth in the earnings or cash flow of the acquired business. Investments in LBO partnerships and funds, however, present a number of risks. Investments in LBO limited partnerships and funds will normally lack liquidity and may be subject to intense competition from other LBO limited partnerships and funds. Additionally, if the cash flow of the acquired company is insufficient to service the debt assumed in the LBO, the LBO limited partnership or fund could lose all or part of its investment in such acquired company.

LOAN PARTICIPATIONS. Loan participations are interests in loans to U.S. corporations which are administered by the lending bank or agent for a syndicate of lending banks. In a loan participation, the borrower corporation is the issuer of the participation interest except to the extent the Fund derives its rights from the intermediary bank. Because the intermediary bank does not guarantee a loan participation, a loan participation is subject to the credit risks associated with the underlying corporate borrower.

In the event of bankruptcy or insolvency of the corporate borrower, a loan participation may be subject to certain defenses that can be asserted by the borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying corporate borrower fails to pay principal and interest when due, the Fund may be subject to delays, expenses, and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the borrower. Under the terms of a Loan Participation, the Fund may be regarded as a creditor of the intermediary bank (rather than of the underlying corporate borrower), so that the Fund may also be subject to the risk that the intermediary bank may become insolvent.

The  secondary  market  for  loan   participations   is  limited  and  any  such
participation purchased by the Fund may be regarded as illiquid.

MONEY MARKET SECURITIES. Money market securities include short-term U.S. government securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization ("NRSRO"), such as Standard & Poor's or Moody's, or determined by the Adviser to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. Each of these money market securities are described below. For a description of ratings, see the Appendix to this SAI.

MORTGAGE-BACKED SECURITIES. Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional 30-year fixed rate mortgages, graduated payment mortgages, adjustable rate mortgages, and floating mortgages.

Government Pass-Through Securities are securities that are issued or guaranteed by a U.S. government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are the Government National Mortgage Association ("GNMA"), Fannie Mae, and the Federal Home Loan Mortgage Corporation ("FHLMC"). Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but Fannie Mae and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. GNMA, Fannie Mae, and FHLMC each guarantees timely distributions of interest to certificate holders. GNMA and Fannie Mae also guarantee timely distributions of scheduled principal. In the past, FHLMC has only guaranteed the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold PCS) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

Obligations of GNMA are backed by the full faith and credit of the U.S. Government. Obligations of Fannie Mae and FHLMC are not backed by the full faith and credit of the U.S. Government, but are considered to be of high quality since they are considered to be instrumentalities of the United States. The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of U.S. government securities, mortgage-backed securities may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

Private Pass-Through Securities are mortgage-backed securities issued by a non-governmental agency, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass- through securities generally lack a guarantee by an entity having the credit status of a governmental agency or instrumentality. The two principal types of private mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

CMOs  are  securities  collateralized  by  mortgages,   mortgage  pass-throughs,
mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). CMOs are rated in one of the two highest categories by S&P or Moody's and are issued with a number of classes or series which have different expected maturities. Investors purchasing such CMOs are credited with their portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities and are rated in one of the two highest categories by S&P or Moody's.

Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Government.

Stripped mortgage-backed securities are securities that are created when a U.S. government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security (PO) receives the Principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying security.

The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

Determining maturities of mortgage-backed securities: Due to prepayments of the underlying mortgage instruments, mortgage-backed securities do not have a known actual maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. The Adviser believes that the estimated average life is the most appropriate measure of the maturity of a mortgage-backed security. Accordingly, in order to determine whether such security is a permissible investment for a Fund, it will be deemed to have a remaining maturity equal to its average life as estimated by the Adviser. An average life estimate is a function of an assumption regarding anticipated prepayment patterns. The assumption is based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants could produce somewhat different average life estimates with regard to the same security. There can be no assurance that the average life as estimated by the Adviser will be the actual average life.

MUNICIPAL FORWARDS. Municipal forwards are forward commitments for the purchase of tax-exempt bonds with a specified coupon to be delivered by an issuer at a future date, typically exceeding 45 days but normally less than one year after the commitment date. Municipal forwards are normally used as a refunding mechanism for bonds that may only be redeemed on a designated future date (see "When-Issued Securities and Municipal Forwards" for more information).

MUNICIPAL LEASE OBLIGATIONS. Municipal lease obligations are securities issued by state and local governments and authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above.

MUNICIPAL SECURITIES. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility (for example, tolls from a bridge). Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is totally dependent on the ability of a facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for the payment.

Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes. A Fund's investments in any of the notes described above will be limited to those obligations (i) where both principal and interest are backed by the full faith and credit of the United States, (ii) which are rated MIG-2 or V-MIG-2 at the time of investment by Moody's, (iii) which are rated SP-2 at the time of investment by S&P, or (iv) which, if not rated by S&P or Moody's, are in the Adviser's judgment, of at least comparable quality to MIG-2, VMIG-2 or SP-2.

Municipal bonds must be rated at least BBB or better by S&P or at least Baa or better by Moody's at the time of purchase for the Tax-Exempt Bond Funds or in one of the two highest short-term rating categories by S&P or Moody's for the Tax-Exempt Money Market Fund or, if not rated by S&P or Moody's, must be deemed by the Adviser to have essentially the same characteristics and quality as bonds having the above ratings. A Fund may purchase industrial development and pollution control bonds if the interest paid is exempt from federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-operated facilities for business and manufacturing, housing, sports and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Private activity bonds are issued by or on behalf of states, or political subdivisions thereof, to finance privately owned or operated facilities for business and manufacturing, housing, sports, and pollution control, and to finance activities of and facilities for charitable institutions. Private activity bonds are also used to finance public facilities such as airports, mass transit systems, ports parking and low-income housing. The payment of the principal and interest on private activity bonds is dependent solely on the ability of the facility's user to meet its financial obligations and may be secured by a pledge of real and personal property so financed.

Investments in floating rate instruments will normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that the Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Adviser's opinion, be equivalent to the long-term bond or commercial paper ratings stated above. The Adviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. The Adviser may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.

The Adviser has the authority to purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer, or a third-party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity in order to meet redemptions and remain as fully invested as possible in municipal securities. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. The Funds will limit their put transactions to those with institutions which the Adviser believes present minimum credit risks, and the Adviser will use its best efforts to initially determine and thereafter monitor the financial strength of the put providers by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers where adequate current financial information is not available. In the event that any writer is unable to honor a put for financial reasons, the affected Fund would be a general creditor (I.E., on parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between a Fund and the writer may excuse the writer from repurchasing the securities in certain circumstances (for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer's credit); or a provision in the contract may provide that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. A Fund could, however, sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security. Municipal securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, a Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to a Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the

Funds may purchase subject to a put. For the purpose of determining the "maturity" of securities purchased subject to an option to put, and for the purpose of determining the dollar-weighted average maturity of the Funds including such securities, the Trust will consider "maturity" to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.

Other types of tax-exempt instruments which are permissible investments include floating rate notes. Investments in such floating rate instruments will normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that the Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Adviser's opinion, be equivalent to the long-term bond or commercial paper ratings stated above. The Adviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. The Funds may also purchase participation interests in municipal securities (such as industrial development bonds and municipal lease/purchase agreements). A participation interest gives a Fund an undivided interest in the underlying municipal security. If it is unrated, the participation interest will be backed by an irrevocable letter of credit or guarantee of a credit-worthy financial institution or the payment obligations otherwise will be collateralized by U.S. government securities. Participation interests may have fixed, variable or floating rates of interest and may include a demand feature. A participation interest without a demand feature or with a demand feature exceeding seven days may be deemed to be an illiquid security subject to a Fund's investment limitations restricting its purchases of illiquid securities. A Fund may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.

Opinions relating to the validity of municipal securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds nor the Adviser will review the proceedings relating to the issuance of municipal securities or the basis for such opinions.

NON-PUBLICLY TRADED SECURITIES; RULE 144A SECURITIES. The Funds may purchase securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), but that can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act ("Rule 144A Securities"). An investment in Rule 144A Securities will be considered illiquid and therefore subject to the Fund's limitation on the purchase of illiquid securities (usually 15% of a fund's net assets, 10% for the money market funds), unless the Fund's governing Board of Trustees determines on an ongoing basis that an adequate trading market exists for the security. In addition to an adequate trading market, the Board of Trustees will also consider factors such as trading activity, availability of reliable price information and other relevant information in determining whether a Rule 144A Security is liquid. This investment practice could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become uninterested for a time in purchasing Rule 144A Securities. The Board of Trustees will carefully monitor any investments by the Fund in Rule 144A Securities. The Board of Trustees may adopt guidelines and delegate to the Adviser the daily function of determining and monitoring the liquidity of Rule 144A Securities, although the Board of Trustees will retain ultimate responsibility for any determination regarding liquidity.

Non-publicly traded securities (including Rule 144A Securities) may involve a high degree of business and financial risk and may result in substantial losses. These securities may be less liquid than publicly traded securities, and the Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could be less than those originally paid by the Fund. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. The Fund's investments in illiquid securities are subject to the risk that should the Fund desire to sell any of these securities when a ready buyer is not available at a price that is deemed to be representative of their value, the value of the Fund's net assets could be adversely affected.

OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS. A Fund may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by a Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. The Funds may invest in U.S. dollar-denominated obligations of domestic branches of foreign banks and foreign branches of domestic banks only when the Adviser believes that the risks associated with such investment are minimal and that all applicable quality standards have been satisfied. Bank obligations include the following:

o BANKERS' ACCEPTANCES. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

o CERTIFICATES OF DEPOSIT. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

o TIME DEPOSITS. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

OPTIONS. A Fund may purchase and write put and call options on securities or securities indices (traded on U.S. exchanges or over-the-counter markets) and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

The Fund must cover all options it writes. For example, when a Fund writes an option on a security, index or foreign currency, it will segregate or earmark liquid assets with the Fund's custodian in an amount at least equal to the market value of the option and will maintain such coverage while the option is open. A Fund may otherwise cover the transaction by means of an offsetting transaction or other means permitted by the 1940 Act or the rules and SEC interpretations thereunder.

Each Fund may trade put and call options on securities, securities indices or currencies, as the investment adviser or sub-adviser determines is appropriate in seeking the Fund's investment objective. For example, a Fund may purchase put and call options on securities or indices to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

In another instance, a Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option written by the Fund is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

There are significant risks associated with a Fund's use of options, including the following: (1) the success of a hedging strategy may depend on the Adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the movement in prices of options held by the Fund and the securities underlying them; (3) there may not be a liquid secondary market for options; and
(4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

OTHER INVESTMENTS. The Funds are not prohibited from investing in bank obligations issued by clients of SEI Investments Company ("SEI Investments"), the parent company of the Funds' administrator and distributor. The purchase of Fund shares by these banks or their customers will not be a consideration in deciding which bank obligations the Funds will purchase. The Funds will not purchase obligations issued by the Adviser.

PARALLEL PAY SECURITIES; PAC BONDS. Parallel pay CMOs and REMICs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier. Planned Amortization Class CMOs ("PAC Bonds") generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

PAY-IN-KIND SECURITIES. Pay-In-Kind securities are debt obligations or preferred stock, that pay interest or dividends in the form of additional debt obligations or preferred stock.

REAL ESTATE INVESTMENT TRUSTS. A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the "Code"). The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 95% or more of its otherwise taxable income to shareholders.

REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.

REITs in which a Fund invests may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which a Fund invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund's investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.

Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through the Fund, a shareholder will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

REAL ESTATE SECURITIES. A Fund may be subject to the risks associated with the direct ownership of real estate because of its policy of concentration in the securities of companies principally engaged in the real estate industry. For example, real estate values may fluctuate as a result of general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, demographic trends and variations in rental income, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, related party risks, changes in how appealing properties are to tenants, changes in interest rates and other real estate capital market influences. The value of securities of companies which service the real estate business sector may also be affected by such risks.

Because a Fund may invest a substantial portion of its assets in REITs, a Fund may also be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act. Changes in prevailing interest rates may inversely affect the value of the debt securities in which a Fund will invest. Changes in the value of portfolio securities will not necessarily affect cash income derived from these securities but will affect a Fund's net asset value. Generally, increases in interest rates will increase the costs of obtaining financing which could directly and indirectly decrease the value of a Fund's investments.

REPURCHASE AGREEMENTS. A Fund may enter into repurchase agreements with financial institutions. The Funds each follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with creditworthy financial institutions whose condition will be continually monitored by the Adviser. The repurchase agreements entered into by a Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by a Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of each of the Funds, not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by that Fund, amounts to more than 15% of the Fund's total assets. The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Adviser, liquidity or other considerations so warrant.

RESTRICTED SECURITIES. Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"), or an exemption from registration. The Funds may invest in restricted securities, and each such Fund may invest up to 15% of its net assets (10% for the money market funds) in illiquid securities, subject to each Fund's investment limitations on the purchase of illiquid securities. Restricted securities, including securities eligible for re-sale under 1933 Act Rule 144A, that are determined to be liquid are not subject to this limitation. This determination is to be made by the Adviser pursuant to guidelines adopted by the Trust's Board of Trustees. Under these guidelines, the Adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such restricted securities, the Adviser intends to purchase securities that are exempt from registration under Rule 144A under the 1933 Act.

SECURITIES LENDING. Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund
(including the loan collateral). No Fund will lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent.

By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Funds follow procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

SHORT SALES. As consistent with each Fund's investment objective, a Fund may engage in short sales that are either "uncovered" or "against the box." A short sale is "against the box" if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale "against-the-box" is a taxable transaction to the Fund with respect to the securities that are sold short.

Uncovered short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until a Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Fund's short positions.

SHORT-TERM OBLIGATIONS. Short-term obligations are debt obligations maturing (becoming payable) in 397 days or less, including commercial paper and short-term corporate obligations. Short-term corporate obligations are short-term obligations issued by corporations.

STANDBY COMMITMENTS AND PUTS. The Funds may purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer or a third-party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Funds to meet redemptions and remain as fully invested as possible in municipal securities. The Funds reserve the right to engage in put transactions. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. A Fund would limit its put transactions to institutions which the Adviser believes present minimal credit risks, and the Adviser would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, a Fund would be a general creditor (I.E., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between the Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. The Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to the Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, the Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Fund may purchase subject to a standby commitment or put, but the amount paid directly or indirectly for all standby commitments or puts which are not integral parts of the security as originally issued held in the Fund will not exceed one-half of 1% of the value of the total assets of such Fund calculated immediately after any such put is acquired.

STRIPS. Separately Traded Interest and Principal Securities ("STRIPS") are component parts of U.S. Treasury securities traded through the federal book-entry system. An Adviser will only purchase STRIPS that it determines are liquid or, if illiquid, do not violate the affected Fund's investment policy concerning investments in illiquid securities. Consistent with Rule 2a-7 under the 1940 Act, the Adviser will only purchase STRIPS for money market funds that have a remaining maturity of 397 days or less; therefore, the money market funds currently may only purchase interest component parts of U.S. Treasury securities. While there is no limitation on the percentage of a Fund's assets that may be comprised of STRIPS, the Adviser will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights and of deviations in the value of shares of the money market funds.

STRUCTURED INVESTMENTS. Structured Investments are derivatives in the form of a unit or units representing an undivided interest(s) in assets held in a trust that is not an investment company as defined in the 1940 Act. A trust unit pays a return based on the total return of securities and other investments held by the trust and the trust may enter into one or more swaps to achieve its objective. For example, a trust may purchase a basket of securities and agree to exchange the return generated by those securities for the return generated by another basket or index of securities. The Fund will purchase structured investments in trusts that engage in such swaps only where the counterparties are approved by the Adviser in accordance with credit-risk guidelines established by the Board of Trustees.

STRUCTURED NOTES. Notes are derivatives where the amount of principal repayment and or interest payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices such as the S&P 500 Index. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The use of structured notes allows the Fund to tailor its investments to the specific risks and returns the Adviser wishes to accept while avoiding or reducing certain other risks.

SUPRANATIONAL AGENCY OBLIGATIONS. Supranational agency obligations are obligations of supranational entities established through the joint participation of several governments, including the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (also known as the "World Bank"), African Development Bank, European Union, European Investment Bank, and the Nordic Investment Bank.

SWAP AGREEMENTS. The Funds may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," I.E., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap," interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor;" and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund's illiquid investment limitations. A Fund will not enter into any swap agreement unless the Adviser believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counter-party will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counter-party a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by a Fund's custodian. In as much as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Funds and their Adviser believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market. The Adviser, under the supervision of the Board of Trustees, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of equity swaps is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

U.S. GOVERNMENT SECURITIES. Examples of types of U.S. government obligations in which the Funds may invest include U.S. Treasury obligations and the obligations of U.S. government agencies such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac (formerly Federal Home Loan Mortgage Corporation), Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. government securities are not guaranteed against price movements due to fluctuating interest rates.

o U.S. TREASURY OBLIGATIONS. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Treasury Receipts ("TRs").

o RECEIPTS. Interests in separately traded interest and principal component parts of U.S. government obligations that are issued by banks or brokerage firms and are created by depositing U.S. government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.

o ZERO COUPON OBLIGATIONS. Zero coupon obligations are debt obligations that do not bear any interest, but instead are issued at a deep discount from face value or par. The value of a zero coupon obligation increases over time to reflect the interest accumulated. These obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at face value or par and pay interest periodically.

     Investors will receive written notification at least thirty days prior to any change in a Fund's investment objective. The phrase "primarily invests" as used in the prospectuses means that the Fund invests at least 65% of its assets in the securities as described in the sentence. Each tax-exempt fund invests at least 80% of its total assets in securities with income exempt from federal income and alternative minimum taxes.

o U.S. GOVERNMENT ZERO COUPON SECURITIES. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial)discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

o U.S. GOVERNMENT AGENCIES. Some obligations issued or guaranteed by agencies of the U.S. Government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Fund's shares.

VARIABLE AND FLOATING RATE INSTRUMENTS. Certain of the obligations purchased by the Funds may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates that are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such securities.

VARIABLE RATE MASTER DEMAND NOTES. Variable rate master demand notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between a Fund, as lender, and a borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes and it is not generally contemplated that such instruments will be traded. The quality of the note or the underlying credit must, in the opinion of the Adviser, be equivalent to the ratings applicable to permitted investments for the particular Fund. The Adviser will monitor on an ongoing basis the earning power, cash flow and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand. Variable rate master demand notes may or may not be backed by bank letters of credit.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. To the extent required by the 1940 Act, a Fund will maintain with the custodian a separate account with liquid high-grade debt securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if deems it appropriate.

INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of the Funds. Fundamental policies cannot be changed without the consent of the holders of a majority of each Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

No Fund may:

       1. With respect to 75% of each Fund's total assets, invest more than 5% of the value of the total assets of a Fund in the securities of any one issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, repurchase agreements involving such securities, and securities issued by investment companies), or purchase the securities of any one issuer if such purchase would cause more than 10% of the voting securities of such issuer to be held by a Fund.

       2. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for the purposes of this limitation, investment strategies that either obligate a Fund to purchase
              securities  or  require  a  Fund  to  segregate   assets  are  not
              considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes (less than 60 days), and in an amount not exceeding 5% of its total assets.

       3. Underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the 1933 Act in the sale of portfolio securities.

       4. Issue senior securities (as defined in the 1940 Act), except as permitted by rule, regulation or order of the SEC.

       5. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and securities issued by investment companies) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

       6. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments either issued by companies that invest in real estate, backed by real estate or securities of companies engaged in the real estate business).

       7. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments.

       8. Make loans, except that a Fund may: (i) purchase or hold debt instruments in accordance with its investment objectives and policies; (ii) enter into repurchase agreements; and (iii) lend its portfolio securities.

NON-FUNDAMENTAL POLICIES

The following investment policies are non-fundamental policies of the Funds and may be changed by the Funds' Board of Trustees.

       1. Any change to a Fund's investment policy to invest at least 80% of such Fund's net assets in securities of companies in a specific sector is subject to 60 days prior notice to shareholders.

       2. No Fund may purchase or hold illiquid securities (I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

With the exception of the limitations on liquidity standards, the foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.

INVESTMENT ADVISER

GENERAL. Trusco Capital Management, Inc. ("Trusco" or the "Adviser") is a professional investment management firm registered with the SEC under the Investment Advisers Act of 1940 and serves as investment adviser to the Funds. The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities. The principal business address of the Adviser is 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303. As of December 31, 2002, Trusco had discretionary management authority with respect to approximately $43.9 billion of assets under management.

ADVISORY AGREEMENT WITH THE TRUST. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder. The Advisory Agreement provides that if, for any fiscal year, the ratio of expenses of any Fund (including amounts payable to the Adviser but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds limitations established by certain states, the Adviser and/or the Fund's administrator will bear the amount of such excess. The Adviser will not be required to bear expenses of the Trust to an extent which would result in a Fund's inability to qualify as a regulated investment company under provisions of the Code.

The continuance of the Advisory Agreement, after the first 2 years, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party thereto, as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Funds, by a majority of the outstanding shares of the Funds, on not less than 30 days nor more than 60 days written notice to the Adviser, or by the Adviser on 90 days written notice to the Trust.

ADVISORY FEES PAID TO THE ADVISER. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at the specified annual rate of each Fund's average daily net assets:

      ------------------------------------------------ -------------------
       FUND                                                 FEES
      ------------------------------------------------ -------------------
       Classic Institutional High Quality Bond Fund         0.50%
      ------------------------------------------------ -------------------
       Classic Institutional Total Return Bond Fund         0.45%
      ------------------------------------------------ -------------------

The Adviser has voluntarily agreed to waive a portion of its fees or reimburse expenses in order to limit Fund expenses.

THE ADMINISTRATOR

GENERAL. SEI Investments Global Funds Services (the "Administrator"), a Delaware statutory trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

ADMINISTRATION AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into an administration agreement (the "Administration Agreement") dated May 29, 1995, as amended. Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of five years after the date of the Agreement and shall continue in effect for successive periods of two years subject to review at least annually by the Trustees of the Trust unless terminated by either party on not less than 90 days written notice to the other party.

ADMINISTRATION FEES PAID TO THE ADMINISTRATOR. The Administrator provides administrative services for an annual fee (expressed as a percentage of the combined average daily net assets of the Trust and STI Classic Variable Trust) of: 0.12% up to $1 billion, 0.09% on the next $4 billion, 0.07% on the next $3 billion, 0.065% on the next $2 billion and 0.06% for over $10 billion.

THE DISTRIBUTOR

The Trust and SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments and an affiliate of the Administrator, are parties to a distribution agreement dated November 21, 1995 (the "Distribution Agreement") whereby the Distributor acts as principal underwriter for the Trust's shares. The principal business address of the Distributor is Oaks, Pennsylvania 19456. Under the Distribution Agreement, the Distributor must use all reasonable efforts, consistent with its other business, in connection with the continuous offering of shares of the Trust. The Distributor will receive no compensation for distribution of Trust Shares. In addition, the Flex Shares of the Funds have a distribution and service plan (the "Flex Plan").

The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" of any party thereto, as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval.

The Distribution Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to any Fund, by a majority of the outstanding shares of that Fund, upon not more than 60 days written notice by either party. The Distribution Agreement provides that the Distributor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

With respect to the Trust, the Distributor may, from time to time and at its own expense, provide promotional incentives, in the form of cash or other compensation, to financial institutions whose representatives have sold or are expected to sell significant amounts of these Funds.

FLEX SHARES DISTRIBUTION PLAN

The Distribution Agreement and the Flex Plan adopted by the Trust provide that Flex Shares of each applicable Fund will pay the Distributor a fee of up to 0.75% of the average daily net assets of that Fund. The Distributor can use these fees to compensate broker-dealers and service providers, including SunTrust and its affiliates, which provide administrative and/or distribution services to Flex Shares shareholders or their customers who beneficially own Flex Shares. In addition, Flex Shares are subject to a service fee of up to 0.25% of the average daily net assets of the Flex Shares of each Fund. This service fee will be used for services provided and expenses incurred in maintaining shareholder accounts, responding to shareholder inquiries and providing information on their investments.

Services for which broker-dealers and service providers may be compensated include establishing and maintaining customer accounts and records; aggregating and processing purchase and redemption requests from customers; placing net purchase and redemption orders with the Distributor; automatically investing customer account cash balances; providing periodic statements to customers; arranging for wires; answering customer inquiries concerning their investments; assisting customers in changing dividend options, account designations, and addresses; performing sub-accounting functions; processing dividend payments from the Trust on behalf of customers; and forwarding shareholder communications from the Trust (such as proxies, shareholder reports, and dividend distribution and tax notices) to these customers with respect to investments in the Trust. Certain state securities laws may require those financial institutions providing such distribution services to register as dealers pursuant to state law. Although banking laws and regulations prohibit banks from distributing shares of open-end investment companies such as the Trust, according to an opinion issued to the staff of the SEC by the Office of the Comptroller of the Currency, financial institutions are not prohibited from acting in other capacities for investment companies, such as providing shareholder services. Should future legislative, judicial, or administrative action prohibit or restrict the activities of financial institutions in connection with providing shareholder services, the Trust may be required to alter materially or discontinue its arrangements with such financial institutions.

The Trust has adopted the Flex Plan in accordance with the provisions of Rule 12b-1 under the 1940 Act, which rule regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Flex Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the disinterested Trustees. The Flex Plan requires that quarterly written reports of amounts spent under the Flex Plan, and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Flex Plan may not be amended to increase materially the amount which may be spent thereunder without approval by a majority of the outstanding shares of the affected class of shares of the Trust. All material amendments of the Flex Plan will require approval by a majority of the Trustees of the Trust and of the disinterested Trustees.

There is no sales charge on purchases of Flex Shares, but Flex Shares are subject to a contingent deferred sales charge if they are redeemed within one year of purchase. Pursuant to the Distribution Agreement and the Flex Plan, Flex Shares are subject to an ongoing distribution and service fee calculated on each Fund's aggregate average daily net assets attributable to its Flex Shares.

SHAREHOLDER SERVICING PLANS. The Trust has adopted a shareholder service plan for the Institutional Shares (the "Service Plan"). Under the Service Plan, the Fund will pay SunTrust Bank ("SunTrust") a fee of up to 0.25% of the average daily net assets attributable to the Institutional Shares of that Fund. SunTrust may perform, or may compensate other service providers for performing, the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Service Plan, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.

THE TRANSFER AGENT

Federated Services Company, Federated Investors Tower, Pittsburgh, PA 15222-3779 serves as the Trust's transfer agent.

THE CUSTODIAN

SunTrust Bank, 303 Peachtree Street N.E., 14th Floor, Atlanta, GA 30308 serves as the custodian for the Funds.

INDEPENDENT PUBLIC ACCOUNTANT

PricewaterhouseCoopers LLP serves as independent public accountant for the Trust.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP serves as legal counsel to the Trust.

TRUSTEES AND OFFICERS OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust and each of the Funds are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. Each Trustee is responsible for overseeing each of the Trust's 42 series, which includes series not described in this SAI. Each Trustee also serves as Trustee for each of the 7 series of the STI Classic Variable Trust. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

MEMBERS OF THE BOARD. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, Oaks, Pennsylvania 19456.

THOMAS GALLAGHER (11/25/47) - Trustee - President, Genuine Parts Company, 1970 to the present. Director, Oxford Industries.

F. WENDELL GOOCH (12/03/32) - Trustee - Retired. President, Orange County Publishing Co., Inc., 1981 to 1997. Publisher of the Paoli News and the Paoli Republican and Editor of the Paoli Republican, 1981 to 1997. President, H & W Distribution, Inc., 1984 to 1997. Current Trustee on the Board of Trustees for the SEI Family of Funds and The Capitol Mutual Funds. Executive Vice President, Trust Department, Harris Trust and Savings Bank and Chairman of the Board of Directors of The Harris Trust Company of Arizona before January 1981.

JAMES O. ROBBINS (7/04/42) - Trustee - President and Chief Executive Officer, Cox Communications, Inc., 1985 to the present. Director, NCR. Director, Cox Communications.

JONATHAN T. WALTON (3/28/30) - Trustee - Retired. Executive Vice President, NBD Bank, N.A. and NBD Bancorp, October 1956 to March 1995. Trustee, W.K. Kellogg Foundation.

RICHARD W. COURTS, II (1/18/36) - Trustee* - Chairman of the Board, Atlantic Investment Company, 1970 to the present.

CLARENCE H. RIDLEY (6/03/42) - Trustee* - Chairman of the Board, Haverty Furniture Companies, 2001 to the present. Partner, King and Spalding LLP (law firm), 1977 to 2000.

--------------------------------------
* Messrs. Courts and Ridley each may be deemed an "interested person" of the Trust as that term is defined in the 1940 Act. Mr. Courts may be deemed an interested Trustee because of his directorships with affiliates of the Adviser. Mr. Ridley may be deemed an interested Trustee because his former law firm has a material business relationship with the parent of the Adviser.

BOARD COMMITTEES.  The Board has established the following committees:

o AUDIT COMMITTEE. The Board's Audit Committee is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent auditor and whether to terminate this relationship; reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by the Trust's independent auditor to the Trust and certain other affiliated entities; serving as a channel of communication between the independent auditor and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Gallagher, Gooch, Robbins and Walton currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met two times in the Trust's most recently completed fiscal year.

o NOMINATING COMMITTEE. The Board's Nominating Committee is composed of each of the independent Trustees of the Trust. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The

     Nominating Committee does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 order of the Securities Exchange Act of 1934 (the "1934 Act"), in conjunction with a shareholder meeting to consider the election of Trustees. Messrs. Gallagher, Gooch, Robbins and Walton currently serve as members of the Nominating Committee. The Nominating Committee meets periodically, as necessary, and met one time during the Trust's most recently completed fiscal year.

o FAIR VALUE PRICING COMMITTEE. The Board has established the Trust's Fair Value Pricing Committee, which is composed of various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibility of the Fair Value Pricing Committee is to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. The Fair Value Pricing Committee meets periodically, as necessary, and met sixteen times in the Trust's most recently completed fiscal year.

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT. As discussed in the section of this SAI entitled "Investment Adviser," the Advisory Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew all of the Trust's Advisory Agreements for the upcoming year. In addition, at this year's meeting, the Board of Trustees initially approved the Fund's Advisory Agreement. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other Fund service providers may submit to the Board, to help them decide whether to renew the Advisory Agreements for another year.

Before this year's meeting, the Board requested and received written materials from the Adviser about: (a) the quality of the Adviser's investment management and other services; (b) the Adviser's investment management personnel; (c) the Adviser's operations and financial condition; (d) the Adviser's brokerage practices (including any soft dollar arrangements) and investment strategies;
(e) the level of the advisory fees that the Adviser charges the Fund compared with the fees it charges to comparable mutual funds or accounts(if any); (f) the Fund's overall fees and operating expenses compared with similar mutual funds;
(g) the level of the Adviser's  profitability from its Fund-related  operations;
(h) the Adviser's compliance systems; (i) the Adviser's policies on and compliance procedures for personal securities transactions; (j) the Adviser' reputation, expertise and resources in domestic financial markets; and (k) the Fund's performance compared with similar mutual funds.

At the meeting, representatives from the Adviser presented additional oral and written information to the Board to help the Board evaluate the Adviser's fee and other aspects of the Agreement. Other Fund service providers also provided the Board with additional information at the meeting. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important, controlling or determinative of its decision.

Basedon the Board's deliberations and its evaluation of the information described above, the Board, including the independent Trustees, unanimously: (a) concluded that terms of the Agreements are fair and reasonable; (b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Fund; (c) approved the Funds' Advisory Agreement and (d) agreed to renew all of the Trust's Advisory Agreements for another year.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of each of the Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

--------------------------- --------------------------------------- -------------------------------------------------
                                  DOLLAR RANGE OF FUND SHARES              AGGREGATE DOLLAR RANGE OF SHARES
NAME                                       (FUND)*                                    (ALL FUNDS)*
--------------------------- --------------------------------------- -------------------------------------------------
Courts                                       None                                         None
--------------------------- --------------------------------------- -------------------------------------------------
Gallagher                                    None                                         None
--------------------------- --------------------------------------- -------------------------------------------------
Gooch                                        None                                         None
--------------------------- --------------------------------------- -------------------------------------------------
Ridley                                       None                                         None
--------------------------- --------------------------------------- -------------------------------------------------
Robbins                                      None                                         None
--------------------------- --------------------------------------- -------------------------------------------------
Walton                                       None                                         None
--------------------------- --------------------------------------- -------------------------------------------------

*Valuation date is December 31, 2002.

BOARD COMPENSATION. The Trust paid the following fees to the Trustees during its most recently completed fiscal year:

------------------------------- -------------- ------------------------ ----------------- ---------------------------
                                                                            ESTIMATED
                                                PENSION OR RETIREMENT    ANNUAL BENEFITS      TOTAL COMPENSATION
                                   AGGREGATE      BENEFITS ACCRUED AS          UPON         FROM THE TRUST AND FUND
 NAME OF PERSON AND POSITION     COMPENSATION    PART OF FUND EXPENSES      RETIREMENT             COMPLEX*
------------------------------- -------------- ------------------------ ----------------- ---------------------------
Richard W. Courts, II, Trustee      $31,300               N/A                   N/A         $33,000 for services on
                                                                                            two boards
------------------------------- -------------- ------------------------ ----------------- ---------------------------
Thomas Gallagher, Trustee           $37,600               N/A                   N/A         $40,000 for services on
                                                                                            two boards
------------------------------- -------------- ------------------------ ----------------- ---------------------------
F. Wendell Gooch,Trustee            $34,800               N/A                   N/A         $37,000 for services on
                                                                                            two boards
------------------------------- -------------- ------------------------ ----------------- ---------------------------
Clarence H. Ridley, Trustee         $34,800               N/A                   N/A         $37,000 for services on
                                                                                            two boards
------------------------------- -------------- ------------------------ ----------------- ---------------------------
James Robbins, Trustee              $33,300               N/A                   N/A         $35,500 for services on
                                                                                            two boards
------------------------------- -------------- ------------------------ ----------------- ---------------------------
Jonathan T. Walton, Trustee         $34,800               N/A                   N/A         $37,000 for services on
                                                                                            two boards
------------------------------- -------------- ------------------------ ----------------- ---------------------------

* The Fund complex consists of the Trust and the STI Classic Variable Trust.

TRUST OFFICERS. The Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Unless otherwise noted, the business address of each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. The officers of the Trust also serve as officers to one or more mutual funds for which SEI Investments or its affiliates act as investment manager, administrator or distributor. None of the Officers receive compensation from the Trust for their services.

JAMES R. FOGGO (06/30/64) - President - Vice President and Assistant Secretary of SEI Investments since 1998. Vice President and Assistant Secretary of the Administrator and the Distributor since May 1999. Associate, Paul Weiss, Rifkind, Wharton & Garrison (law firm), 1998. Associate, Baker & McKenzie (law firm), 1995 to 1998.

JENNIFER E. SPRATLEY, CPA (02/13/69) - Treasurer and Chief Financial Officer - Director, SEI Funds Accounting since November 1999. Audit Manager, Ernst & Young LLP, 1991 to 1999.

LYDIA GAVALIS (06/05/64) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of SEI Investments, the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989 to 1998.

TIMOTHY D. BARTO (03/28/68) - Vice President and Secretary - Employed by SEI Investments since October 1999. Vice President and Assistant Secretary of the Administrator and Distributor since December 1999. Associate, Dechert Price & Rhoads (law firm), 1997 to 1999.

TODD B. CIPPERMAN (02/14/66) - Vice President and Assistant Secretary - Senior Vice President and General Counsel of SEI Investments. Senior Vice President, General Counsel and Secretary of the Administrator and the Distributor since 2000. Vice President and Assistant Secretary of SEI Investments, the Administrator and the Distributor, 1995 to 2000.

CHRISTINE M. MCCULLOUGH (12/02/60) - Vice President and Assistant Secretary - Employed by SEI Investments since November 1, 1999. Vice President and Assistant Secretary of the Administrator and the Distributor since December 1999. Associate, White & Williams LLP (law firm), 1991 to 1999.

WILLIAM E. ZITELLI, JR. (06/14/68) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of the Administrator and Distributor since August 2000. Vice President, Merrill Lynch & Co. Asset Management Group, 1998 to 2000. Associate, Pepper Hamilton LLP (law firm), 1997 to 1998.

SHERRY KAJDAN VETTERLEIN (06/22/62) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of the Administrator and Distributor since January 2001. Shareholder/Partner, Buchanan Ingersoll Professional Corporation, 1992 to 2000.

JOHN C. MUNCH (05/07/71) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of the Administrator and Distributor since November 2001; Associate at Howard Rice Nemorvoski Canady Falk & Rabkin (law firm), 1998 to 2001; Associate at Seward & Kissel (law firm), 1996 to 1998.

PERFORMANCE INFORMATION

From time to time, each of the Funds may include the Fund's yield, effective yield, total return or any other type of performance information permitted by applicable regulatory requirements in advertisements or reports to shareholders or prospective shareholders. The yield of the Funds refers to the annualized income generated by an investment in that Fund over a specified 30-day period. Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in the Fund over a period of at least one, five, and ten years (up to the life of the Fund) (the ending date of the period will be stated). Total return of a Fund is calculated from two factors: the amount of dividends earned by each Fund share and by the increase or decrease in value of the Fund's share price. Performance figures are based on historical results and are not intended to indicate future performance. See "Computation of Yield" and "Calculation of Total Return" for more information on methodology of calculations.

The performance of the Trust's Flex Shares will normally be lower than for Trust Shares because Flex Shares are subject to distribution, service, and certain transfer agent fees not charged to Trust Shares.

Performance information for each of the Funds contained in reports to shareholders or prospective shareholders, advertisements, and other promotional literature may be compared to the record of various unmanaged indices. Such unmanaged indices may assume the reinvestment of dividends, but generally do not reflect deductions for operating costs and expenses. In addition, a Fund's total return may be compared to the performance of broad groups of comparable mutual funds with similar investment goals, as such performance is tracked and published by such independent organizations as Lipper Analytical Services, Inc. ("Lipper"), among others. When Lipper's tracking results are used, the Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings.

In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appear in numerous financial publications such as MONEY, FORBES, KIPLINGER'S MAGAZINE, PERSONAL INVESTOR, MORNINGSTAR, INC., and similar sources.

COMPUTATION OF YIELD

30-DAY YIELD

The Funds may advertise a 30-day yield. In particular, yield will be calculated according to the following formula:

Yield = (2 (a-b/cd + 1)6 - 1) where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

CALCULATION OF TOTAL RETURN

TOTAL RETURN QUOTATION (BEFORE TAXES). The total return of a Fund refers to the average annual compounded rate of return of a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1 + T)n = ERV, where P = a hypothetical initial investment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value, as of the end of the designated time period, of a hypothetical $1,000 investment made at the beginning of the designated time period.

TOTAL RETURN QUOTATION (AFTER-TAXES ON DISTRIBUTIONS). The total return (after-taxes on distributions) of a Fund refers to the average annual compounded rate of return, taking into account the tax impact of Fund dividends and distributions made to shareholders, of a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming no liquidation of the investment at the end of each period. In particular, average annual total return (after-taxes on distributions) is determined by finding the average annual compounded rate of return over the one-, five-, and ten-year periods (or for periods of the Fund's operations) that would equate the initial amount invested to the after-tax value, according to the following formulas: P (1+T)n = ATVD, where P = a hypothetical initial investment of $1,000; T = average annual total return (after-taxes on distributions); n = number of years; and ATVD = value at the end of the one-, five-, or ten-year periods of a hypothetical $1,000 investment made at the beginning of the time period, after taxes on Fund distributions, and assuming no liquidation of the investment at the end of the measurement periods. The calculation assumes that all distributions by the Funds are reinvested, less the taxes due on such distributions, at the price on the reinvestment dates during the period (adjustments may be made for subsequent recharacterizations of distributions). The calculation further assumes that no taxes are due on the portions of any distributions classified as exempt interest or non-taxable (I.E., return of capital). Taxes due on distributions by the Funds are calculated by applying the highest federal marginal tax rates to each component of the distributions on the reinvestment date (E.G., ordinary income, short-term capital gain, long-term capital gain, etc.). Applicable tax rates may vary over the measurement period. Potential tax liabilities other than federal tax liabilities (E.G., state and local taxes) are not factored into the calculation.

TOTAL RETURN QUOTATION (AFTER-TAXES ON DISTRIBUTIONS AND REDEMPTION). The total return (after-taxes on distributions and redemption) of a Fund refers to the average annual compounded rate of return, taking into account the tax impact of Fund dividends and distributions made to shareholders, of a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, average annual total return (after-taxes on distributions) is determined by finding the average annual compounded rate of return over the one-, five-, and ten-year periods (or for periods of the Fund's operations) that would equate the initial amount invested to the after-tax value, according to the following formulas: P (1+T)n = ATVDR, where P = a hypothetical initial investment of $1,000; T = average annual total return (after-taxes on distributions and redemption); n = number of years; and ATVDR = value at the end of the one-, five-, or ten-year periods of a hypothetical $1,000 investment made at the beginning of the time period, after taxes on Fund distributions, assuming that the entire investment is redeemed at the end of each measurement period. The calculation assumes that all distributions by the Funds are reinvested, less the taxes due on such distributions, at the price on the reinvestment dates during the period (adjustments may be made for subsequent recharacterizations of distributions). The calculation further assumes that no taxes are due on portions of any distributions classified as exempt interest or non-taxable (I.E., return of capital). Taxes due on distributions by the Funds are calculated by applying the highest federal marginal tax rates to each component of the distributions on the reinvestment date (E.G., ordinary income, short-term capital gain, long-term capital gain, etc.). Taxes due on redemptions by shareholders are calculated by subtracting the capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. Applicable tax rates may vary over the measurement period. Potential tax liabilities other than federal tax liabilities (E.G., state and local taxes) are not factored into the calculation.

PURCHASING AND REDEEMING SHARES

Purchases and redemptions of shares of the Funds may be made on any day the New York Stock Exchange ("NYSE") is open for business. Shares of each Fund are offered and redeemed on a continuous basis. Currently, the NYSE is closed on the days the following holidays are observed: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

While the Trust does not accept cash as payment for Fund shares, it is currently the Trust's policy to pay for all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of readily marketable securities held by the Funds in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust up to the lesser of $250,000 or 1% of the Trust's net assets during any 90-day period. The Trust has obtained an exemptive order from the SEC that permits the Trust to make in-kind redemptions to those shareholders of the Trust that are affiliated with the Trust solely by their ownership of a certain percentage of the Trust's investment portfolios.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of disposal or valuation of a

Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of a Fund for any period during which the NYSE, the Adviser, the Administrator and/or the Custodian are not open for business.

The Trust reserves the right to waive any minimum investment requirements or sales charges for immediate family members of the Trustees or officers of the Trust or employees of the Adviser. "Immediate family" means a spouse, mother, father, mother-in-law, father-in-law or children (including step-children) age 21 years or under.

If determined to be in the best interests of shareholders, the Trust also reserves the right to impose a redemption fee of up to 2% on Market Times as described in the Trust's prospectuses payable directly to the Fund.

DETERMINATION OF NET ASSET VALUE

GENERAL POLICY. Each of the Funds adheres to Section 2(a)(41), and Rules 2a-4 and 2a-7 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Trusts' Board of Trustees. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

MONEY MARKET SECURITIES AND OTHER DEBT SECURITIES. If available, Money Market Securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money Market Securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available, the security will be valued at fair value as determined in good faith by the Trust's Board of Trustees.

USE OF THIRD-PARTY INDEPENDENT PRICING AGENTS. Pursuant to contracts with the Trust's Administrator, prices for most securities held by the Funds are provided daily by third-party independent pricing agents that are approved by the Board of Trustees of the Trust. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator.

AMORTIZED COST METHOD OF VALUATION. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which a security's value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in a Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing investors in a Fund would experience a lower yield. The converse would apply in a period of rising interest rates.

TAXES

The following is a summary of certain federal income tax considerations generally affecting the Funds and their investors. No attempt is made to present a detailed explanation of the federal tax treatment of a Fund or its investors, and the discussion here and in the Trust's prospectuses is not intended as a substitute for careful tax planning.

FEDERAL INCOME TAX

This discussion of federal income tax considerations is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder, in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions may change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

In order to qualify for treatment as a regulated investment company ("RIC") under the Code, the Funds must distribute annually to its shareholders at least the sum of 90% of its net investment income excludable from gross income plus 90% of its investment company taxable income (generally net investment income plus net short-term capital gain) (the "Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or disposition of stock or securities, or certain other income; (ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of the Fund's assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer, or of two or more issuers engaged in same or similar businesses if a Fund ownrs at least 20% of the voting power of such issuers.

Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gains (the excess of net long-term capital gains over net short-term capital loss), a Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31 of that year (and any retained amount from that prior calendar year on which the Fund paid no federal income tax). The Funds intend to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to regulated investment companies but can make no assurances that distributions will be sufficient to avoid this tax.

If a Fund fails to maintain qualification as a RIC for a tax year, that Fund will be subject to federal income tax on its taxable income and gains at corporate rates, without any benefit for distributions paid to shareholders, and distributions to shareholders will be taxed as ordinary income to the extent of that Fund's current and accumulated earnings and profits. In such case, the dividends received deduction generally will be available for eligible corporate shareholders (subject to certain limitations). The board reserves the right not to maintain qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders.

Each Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gains, accelerate the recognition of income to a Fund, and/or defer a Fund's ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to shareholders by a Fund.

The Funds receive income generally in the form of interest derived from Fund investments. This income, less expenses incurred in the operation of a Fund, constitutes its net investment income from which dividends may be paid to shareholders. Any distributions by a Fund may be taxable to shareholders regardless of whether they are received in cash or additional shares. A Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions of net short-term capital gains will be taxable to shareholders as ordinary income. Distributions of net long-term capital gains will be taxable to shareholders at rates applicable to long-term capital gains. In general, the Funds do not expect to receive any dividend income from corporations. Therefore, none of the Funds' distributions is expected to be eligible for the corporate dividends received deduction or for the lower tax rates applicable to qualified dividend income.

Shareholders who have not held Fund shares for a full year should be aware that a Fund may designate and distribute, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in a Fund.

If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a Fund and result in higher reported capital gain or lower reported capital loss when those shares on which distribution was received are sold.

SALE, REDEMPTION OR EXCHANGE OF FUND SHARES

Sales,   redemptions  and  exchanges  of  Fund  shares  are  generally   taxable
transactions for federal, state and local income tax purposes.

Any gain or loss recognized on a sale or redemption of shares of a Fund by a shareholder who holds their shares as a capital asset will generally be treated as long-term capital gain or loss if the shares have been held for more than one year, and short-term if for a year or less. If shares held for six months or less are sold or redeemed for a loss, two special rules apply. First, if shares on which a net capital gain distribution has been received are subsequently sold or redeemed, and such shares have been held for six months or less, any loss recognized will be treated as long-term capital loss to the extent of the long-term capital gain distributions. Second, any loss recognized by a shareholder upon the sale or redemption of shares of a tax-exempt fund held for six months or less will be disallowed to the extent of any exempt-interest dividends received by the shareholder with respect to such shares. All or a portion of any loss that you realize upon the redemption of your fund shares will be disallowed to the extent that you buy other shares in a Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

STATE TAXES

A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Funds to Investors and the ownership of shares may be subject to state and local taxes.

Shareholders are urged to consult their tax advisor regarding state and local taxes affecting an investment in shares of a Fund.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met by a Fund. Investments in Government National Mortgage Association and Fannie Mae securities, bankers' acceptances, commercial paper and repurchase agreements collaterized by U.S. government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

FOREIGN TAXES

Dividends and interests received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's stock or securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.

FUND TRANSACTIONS

The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, an Adviser is responsible for placing the orders to execute transactions for a Fund. In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available.

The money market securities in which the Funds invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Adviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Trust will primarily consist of dealer spreads and underwriting commissions.

BROKERAGE TRANSACTIONS. The Trust selects brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers provide transactions at best price and execution for the Trust. Best price and execution includes many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. The Trust's determination of what are reasonably competitive rates is based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Trust pays a minimal share transaction cost when the transaction presents no difficulty. Some trades are made on a net basis where the Trust either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

The Trust may allocate out of all commission business generated by all of the funds and accounts under management by the Adviser, brokerage business to brokers or dealers who provide brokerage and research services. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends, assisting in determining portfolio strategy, providing computer software used in security analyses, and providing portfolio performance evaluation and technical market analyses. Such services are used by the Adviser in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used exclusively with respect to the Fund or account generating the brokerage.

As provided in the 1934 Act higher commissions may be paid to broker-dealers who provide brokerage and research services than to broker-dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker-dealers who provide such brokerage and research services, the Trust believes that the commissions paid to such broker-dealers are not, in general, higher than commissions that would be paid to broker-dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In addition, portfolio transactions which generate commissions or their equivalent are directed to broker-dealers who provide daily portfolio pricing services to the Trust. Subject to best price and execution, commissions used for pricing may or may not be generated by the funds receiving the pricing service.

In addition, the Adviser may place a combined order for two or more accounts it manages, including a Fund, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Adviser and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions. Nonetheless, the Adviser believes that the ability of a Fund to participate in higher volume transactions will generally be beneficial to the Fund.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Funds, at the request of the Distributor, give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute Trust portfolio transactions.

It is expected that the Trust may execute brokerage or other agency transactions through the Distributor or an affiliate of the Adviser, both of which are registered broker-dealers, for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under these provisions, the Distributor or an affiliate of the Adviser is permitted to receive and retain compensation for effecting portfolio transactions for the Trust on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor or an affiliate of the Adviser to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Trust may direct commission business to one or more designated broker-dealers in connection with such broker/dealer's provision of services to the Trust or payment of certain Trust expenses (E.G., custody, pricing and professional fees). The Trustees, including those who are not "interested persons" of the Trust, as defined in the 1940 Act, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor, and will review these procedures periodically.

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds' Adviser may select a broker based upon brokerage or research services provided to the Adviser. The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing  or  selling  securities,  and  the  availability  of  securities  or purchasers  or  sellers of  securities;  (2)  furnishing  analyses  and  reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to each Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Funds' Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Adviser with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

BROKERAGE WITH FUND AFFILIATES. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under the 1940 Act and the 1934 Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange if a written contract is in effect between the affiliate and the Fund expressly permitting the affiliate to receive and retain such compensation. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, as defined in the 1940 Act, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

PORTFOLIO TURNOVER RATE

Portfolio  turnover  rate  is  defined  under  SEC  rules  as the  value  of the
securities   purchased  or  securities  sold,  excluding  all  securities  whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Funds invest since such contracts generally have remaining maturities of less than one-year. The Funds may at times hold investments in other short-term instruments such as money market instruments and repurchase agreements, which are excluded for purposes of computing portfolio turnover.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares of the Funds each of which represents an equal proportionate interest in that Fund with each other share. Shares are entitled upon liquidation to a PRO RATA share in the net assets of the Funds. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

VOTING RIGHTS

Each share held entitles the shareholder of record to one vote for each dollar invested. In other words, each shareholder of record is entitled to one vote for each full share held on the record date for any shareholder meeting. Each Fund will vote separately on matters relating solely to it. As a Massachusetts business trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Shareholders approval will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Under the Declaration of Trust, the Trustees have the power to liquidate one or more Funds without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if a Fund fails to reach or maintain a viable size or for some other extraordinary reason.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any Investor held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

CODES OF ETHICS

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser and Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons of the Trust and the Adviser are prohibited from acquiring beneficial ownership of securities offered in connection with initial public offerings. Certain access persons of the Adviser are further prohibited from acquiring beneficial ownership of securities offered in connection with a limited offering. The Distributor's Code of Ethics requires certain access persons to obtain approval before investing in initial public offerings and limited offerings. Copies of these Code of Ethics are on file with the SEC, and are available to the public.

                                    APPENDIX
DESCRIPTION OF RATINGS

The following descriptions are summaries of published ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1 This is the highest category by Standard and Poor's (S&P) and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

PRIME-1 Issues rated Prime-1 (or supporting institutions) by Moody's have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

           - Leading market positions in well-established industries.

           - High rates of return on funds employed.

           - Conservative capitalization structure with moderate reliance on debt and ample sset protection.

           - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

           - Well-established access to a range of financial markets and assured sources of alternate liquidity.

The rating F1 (Highest Credit Quality) is the highest commercial rating assigned by Fitch, Inc. ("Fitch"). Paper rated F1 is regarded as having the strongest capacity for timely payment of financial commitments. The rating F2 (Good Credit Quality) is the second highest commercial paper rating assigned by Fitch which reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

The rating TBW-1 by Thomson BankWatch ("Thomson") indicates a very high likelihood that principal and interest will be paid on a timely basis.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-l. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing or both. Short-term municipal securities rated MIG-2 or VMIG-2 are of high quality. Margins of protection are ample although not so large as in the MIG-I/VMIG-2 group.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

           - Amortization Schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note, and

           - Source of Payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P note rating symbols are as follows:

SP-1 Strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay a debt service is given a plus (+) designation.

SP-2    Satisfactory   capacity  to  pay   principal   and  interest  with  some
        vulnerability to adverse financial and economic changes over the term of the votes.

DESCRIPTION OF CORPORATE BOND RATINGS

S&P

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rate B has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

MOODY'S

Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's bond ratings, where specified, are applied to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one-year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the 1933 Act or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

FITCH

Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

THOMSON

Bonds rated AAA by Thomson BankWatch indicate that the ability to repay principal and interest on a timely basis is extremely high. Bonds rated AA indicate a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Bonds rated BBB (the lowest investment-grade category) indicate an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations. Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.

                                STI CLASSIC FUNDS
                            PART C: OTHER INFORMATION
                         POST-EFFECTIVE AMENDMENT NO. 46

ITEM 23.  Exhibits:

(a) Declaration of Trust as originally filed with Registrant's Registration Statement on Form N-1A, filed February 12, 1992, is incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
(b) Amended and Restated By-Laws, as approved by the Board of Trustees on August 15, 2000, are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 37 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-00-000528 on September 21, 2000.
(c)      Not applicable.
(d)(1) Revised Investment Advisory Agreement with Trusco Capital Management, Inc. as originally filed with Registrant's Post-Effective Amendment No. 5, filed August 2, 1993, is incorporated herein by reference to Exhibit 5(c) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
(d)(2) Investment Advisory Agreement with American National Bank and Trust Company as originally filed with Registrant's Post-Effective Amendment No. 6, filed October 22, 1993, is incorporated herein by reference to
         Exhibit 5(d) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
(d)(3) Investment Advisory Agreement with Sun Bank Capital Management, National Association (now Trusco Capital Management, Inc.) as
         originally filed with Registrant's Post-Effective Amendment No. 6, filed October 22, 1993, is incorporated herein by reference to Exhibit 5(e) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
(d)(4) Investment Advisory Agreement with Trust Company Bank (now Trusco Capital Management, Inc.) as originally filed with Registrant's Post-Effective Amendment No. 6, filed October 22, 1993, is incorporated herein by reference to Exhibit D(4) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0001047469-98-028802 on July 30, 1998.
(d)(5) Revised Schedule A to the Revised Investment Advisory Agreement with Trusco Capital Management, Inc. dated May 24, 1999 is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 32 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0001047469-99-037088 on September 28, 1999.
(d)(6) Revised Schedule A to the Revised Investment Advisory Agreement with Trusco Capital Management, Inc. dated October 1, 1999 is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 33 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-99-007899 on December 1, 1999.
(d)(7) Revised Schedule A to the Revised Investment Advisory Agreement with Trusco Capital Management, Inc. dated March 27, 2000 is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 35 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000916641-00-000365 on March 28, 2000.
(d)(8) Revised Schedule A dated April 8, 2002 to the Revised Investment Advisory Agreement with Trusco Capital Management, Inc. dated March 28, 2000 is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 44 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-02-001101 on September 30, 2002.
(e) Distribution Agreement dated May 26, 1992 is incorporated herein by reference to Exhibit 6 of Post-Effective Amendment No. 16 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-021336 on September 27, 1996.
(f)      Not applicable.

(g)(1) Custodian Agreement with Trust Company Bank dated February 1, 1994 originally filed with Registrant's Post-Effective Amendment No. 13, filed September 28, 1995, is incorporated herein by reference to
         Exhibit 8(b) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
(g)(2) Custodian Agreement with the Bank of California is incorporated herein by reference to Exhibit 8(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
(g)(3) Fourth Amendment to the Custodian Agreement by and between STI Trust & Investment Operations, Inc. and The Bank of New York dated May 6, 1997 is incorporated herein by reference to Exhibit 8(d) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-97-032207 on September 30, 1997.
(g)(4) Amendment dated November 30, 2001 to the Custody Agreement dated May 11, 1999 between the Trust with respect to the International Equity Fund, International Equity Index Fund and the Strategic Income Fund and the Bank of New York is incorporated herein by reference to Exhibit
         (g)(4) of Post-Effective Amendment No. 43 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-02-001101 on September 30, 2002.
(h)(1) Transfer Agent Agreement with Federated Services Company dated May 14, 1994 originally filed with Post-Effective Amendment No. 9, filed September 22, 1994, is incorporated herein by reference to Exhibit 8(c) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
(h)(2) Administration Agreement with SEI Financial Management Corporation dated May 29, 1995 is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 32 to the Registrant's
         Registration Statement filed with the SEC via EDGAR Accession No. 0001047469-99-037088 on September 28, 1999.
(h)(3) Consent to Assignment and Assumption of the Administration Agreement between STI Classic Funds and SEI Financial Management Corporation is incorporated herein by reference to Exhibit 9(b) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-97-032207 on September 30, 1997.
(i)      Opinion and Consent of Counsel is filed  herewith.
(j)      Not applicable.
(k)      Not applicable.
(l)      Not applicable.
(m)(1) Distribution Plan relating to Investor Shares is incorporated herein by reference to Exhibit 15 of Post-Effective Amendment No. 16 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-021336 on September 27, 1996.
(m)(2) Distribution and Service Agreement relating to Flex Shares dated May 29, 1995 as originally filed with Post-Effective Amendment No. 12, filed August 17, 1995, is incorporated herein by reference to Exhibit 15(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
(n)(1) Rule 18f-3 Plan is incorporated herein by reference to Exhibit (o) of Post-Effective Amendment No. 23 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0001047469-98-027407 on July 15, 1998.
(n)(2) Certificate of Class Designation is incorporated herein by reference to Exhibit (o)(1) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0001047469-99-009731 on April 15, 1999.
(n)(3) Amended Rule 18f-3 Plan dated May 14, 2000 to the Rule 18f-3 Plan dated May 24, 1995 is incorporated herein by reference to Exhibit (n)(3) of Post-Effective Amendment No. 43 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession NO. 0000935069-02-001101 on September 30, 2002.
(o)      Not Applicable.

(p)(1) Code of Ethics for STI Classic Funds is incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000916641-00-000365 on March 28, 2000.
(p)(2) Code of Ethics for SEI Investments Company as of December 2000 is incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 3 to the Registration Statement of SEI Insurance Products Trust (SEC No. 333-70013) filed with the SEC via EDGAR Accession No. 0000912057-01-511209 on April 27, 2001.
(p)(3) Code of Ethics for Trusco Capital Management, Inc. is incorporated herein by reference to Exhibit (p)(3) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000916641-00-000365 on March 28, 2000.
(p)(4) Code of Ethics for Trusco Capital Management, Inc., as approved by the Board of Trustees on August 15, 2000, is incorporated herein by reference to Exhibit (p)(4) of Post-Effective Amendment No. 37 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-00-000528 on September 21, 2000.

ITEM 24.   Persons Controlled by or under Common Control with Registrant:

See the Prospectus and Statement of Additional Information regarding the Trust's control relationships. The Administrator is a subsidiary of SEI Investments which also controls the distributor of the Registrant, SEI Investments Distribution Co., and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

ITEM 25.   Indemnification:

Article VIII of the Agreement of Declaration of Trust filed as Exhibit (a) to the Registration Statement is incorporated herein by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26.   Business and Other Connections of the Investment Adviser:

Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of each Advisor is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:


NAME                                                          NAME OF OTHER COMPANY           CONNECTION WITH OTHER COMPANY
------------------------------------------------------- ----------------------------------- ----------------------------------

TRUSCO CAPITAL MANAGEMENT, INC.

James M. Wells                                                 SunTrust Banks, Inc.                   Vice-Chairman
Director

William H. Rogers                                              SunTrust Banks, Inc.             Executive Vice President
Director


NAME                                                          NAME OF OTHER COMPANY           CONNECTION WITH OTHER COMPANY
------------------------------------------------------- ----------------------------------- ----------------------------------

TRUSCO CAPITAL MANAGEMENT, INC.


Douglas S. Phillips                                               SunTrust Bank                 Chief Investment Officer
President/CEO/Director

Paul L. Robertson, III                                            SunTrust Bank                      Vice President
Executive Vice President/Secretary/Treasurer

Andrew J. Muldoon, III                                            SunTrust Bank                 Executive Vice President
Executive Vice President

G. Bradley Ball                                                   SunTrust Bank                 Executive Vice President
Executive Vice President

Robert J. Rhodes                                                        --                                 --
Executive Vice President

Rebekah R. Alley                                                        --                                 --
Vice President

David C. Anderson                                                 SunTrust Bank                      Vice President
Vice President

Charles B. Arrington                                                    --                                 --
Vice President

Frances J. Aylor                                                        --                                 --
Vice President

Brett L. Barner                                                         --                                 --
Vice President

James N. Behre                                                          --                                 --
Vice President

Richard M. Bemis                                                  SunTrust Bank                      Vice President
Vice President

Theresa N. Benson                                                 SunTrust Bank                      Vice President
Vice President

Edward E. Best                                                          --                                 --
Managing Director

Gordon Boardway                                                   SunTrust Bank                      Vice President
Vice President

Noel Crissman Boggan                                                    --                                 --
Vice President

Jeffrey C. Boucek                                                       --                                 --
Vice President

                                      C-4




NAME                                                          NAME OF OTHER COMPANY           CONNECTION WITH OTHER COMPANY
------------------------------------------------------- ----------------------------------- ----------------------------------

TRUSCO CAPITAL MANAGEMENT, INC.

Robert S. Bowman                                                        --                                 --
Managing Director

Thomas J. Brachowski                                                    --                                 --
Vice President

Casey C. Brogdon                                                        --                                 --
Managing Director

Daniel Bromstad                                                         --                                 --
Vice President

William B. Buie                                                         --                                 --
Vice President

Carrie Ann Callahan                                               SunTrust Bank                      Vice President
Vice President

George E. Calvert, Jr.                                                  --                                 --
Vice President

Ann Caner                                                         SunTrust Bank                      Vice President
Vice President

Gay B. Cash                                                   SunTrust Bank, Atlanta              First Vice President
Vice President

Denise E. Claridy                                                       --                                 --
Vice President

Shane Coldren                                                           --                                 --
Vice President

Robert W. Corner                                                        --                                 --
Vice President

J. Chadwick Deakins                                                     --                                 --
Vice President

L. Earl Denney                                                          --                                 --
Managing Director

James R. Dillon, Jr.                                                    --                                 --
Managing Director

Louis Joseph Douglass, IV                                               --                                 --
Vice President

Martin J. Duffy                                                         --                                 --
Vice President

                                      C-5



NAME                                                          NAME OF OTHER COMPANY           CONNECTION WITH OTHER COMPANY
------------------------------------------------------- ----------------------------------- ----------------------------------

TRUSCO CAPITAL MANAGEMENT, INC.

Mary Durkin                                                             --                                 --
Vice President

Bob M. Farmer                                                     SunTrust Bank                      Vice President
Managing Director

Douglas J. Farmer                                                       --                                 --
Vice President

James P. Foster                                                         --                                 --
Vice President

Holly Freeman                                                     SunTrust Bank                      Vice President
Vice President

Mark D. Garfinkel                                                       --                                 --
Vice President

Alan M. Gayle                                                           --                                 --
Managing Director

Eunice Gillespie                                                  SunTrust Bank                      Vice President
Vice President

Frank P. Giove                                                          --                                 --
Vice President

Steven Elliott Gordon                                             SunTrust Bank                      Vice President
Vice President

Brian Gupton                                                      SunTrust Bank                      Vice President
Vice President

Neil L. Halpert                                                         --                                 --
Vice President

Melvin E. Hamilton                                                SunTrust Bank                      Vice President
Managing Director

Peter P. Hardy                                                          --                                 --
Vice President

Michael T. Hargadon                                                     --                                 --
Vice President

David Hatter                                                      SunTrust Bank                      Vice President
Vice President

                                      C-6



NAME                                                          NAME OF OTHER COMPANY           CONNECTION WITH OTHER COMPANY
------------------------------------------------------- ----------------------------------- ----------------------------------

TRUSCO CAPITAL MANAGEMENT, INC.

Edward Hugh Head                                                        --                                 --
Vice President

Ken Hessel                                                              --                                 --
Vice President

Kristin R. Hildebrand                                                   --                                 --
Vice President

Michael Todd Hill                                                       --                                 --
Vice President

Michael J. Honsharuk                                                    --                                 --
Vice President

Deborah Hopkins                                                         --                                 --
Vice President

Michael A. Jenacova                                                     --                                 --
Vice President

Christopher A. Jones                                                    --                                 --
Managing Director

Christine Y. Keefe                                                SunTrust Bank                      Vice President
Vice President

Alan S. Kelley                                                          --                                 --
Vice President

Christian G. Koch                                                       --                                 --
Vice President

James E. Kofron                                                         --                                 --
Vice President

Deborah A. Lamb                                                         --                                 --
Vice President

Wayne G. Larochelle                                               SunTrust Bank                      Vice President
Managing Director

Charles B. Leonard                                                      --                                 --
Managing Director

Daniel J. Lewis                                                         --                                 --
Vice President

Tina Y. Long                                                            --                                 --
Vice President

                                      C-7

NAME                                                          NAME OF OTHER COMPANY           CONNECTION WITH OTHER COMPANY
------------------------------------------------------- ----------------------------------- ----------------------------------

TRUSCO CAPITAL MANAGEMENT, INC.

William Longan                                                          --                                 --
Vice President

Jennifer J. Love                                                  SunTrust Bank                      Vice President
Vice President

Kimberly C. Maichle                                                     --                                 --
Vice President

James B. Mallory                                                  SunTrust Bank                      Vice President
Vice President

Jeffrey E. Markunas                                                     --                                 --
Managing Director

James G. McKinley, III                                            SunTrust Bank                      Vice President
Vice President

John N. Michie                                                          --                                 --
Vice President

R. Douglas Mitchell                                                     --                                 --
Vice President

Peter T. Montgomery                                                     --                                 --
Vice President

Elizabeth T. Morrison                                                   --                                 --
Vice President

Timothy James Nash                                                SunTrust Bank                      Vice President
Vice President

Robert Neinken                                                    SunTrust Bank                   Senior Vice President
Managing Director

Harold F. Nelson                                                        --                                 --
Managing Director

Steven A. Noone                                                         --                                 --
Managing Director

Agnes G. Pampush                                                        --                                 --
Managing Director

Christopher Paolella                                              SunTrust Bank                   Senior Vice President
Managing Director

Patrick Paparelli                                                 SunTrust Bank                      Vice President
Managing Director

                                      C-8

NAME                                                          NAME OF OTHER COMPANY           CONNECTION WITH OTHER COMPANY
------------------------------------------------------- ----------------------------------- ----------------------------------

TRUSCO CAPITAL MANAGEMENT, INC.

Sheri L. Paquette                                                       --                                 --
Vice President

Ty Parrish                                                        SunTrust Bank                      Vice President
Vice President

Ronnie G. Pennell                                                       --                                 --
Vice President

Elliott A. Perny                                                        --                                 --
Managing Director

James Phebus Jr.                                                        --                                 --
Vice President

Gary Plourde                                                      SunTrust Bank                   Senior Vice President
Managing Director

Elizabeth G. Pola                                                       --                                 --
Managing Director

Neil J. Powers                                                          --                                 --
Managing Director

Joe E. Ransom                                                           --                                 --
Managing Director

Lori A. Ravo                                                            --                                 --
Vice President

Boyce G. Reid                                                           --                                 --
Vice President

Mills A. Riddick                                                        --                                 --
Managing Director

D. Kevin Roddey                                                         --                                 --
Vice President

James L. Savage                                                         --                                 --
Vice President

Marc H. Schneidau                                                       --                                 --
Vice President

Ronald H. Schwartz                                                      --                                 --
Managing Director

Michael G. Sebesta                                                      --                                 --
Managing Director

                                      C-9



NAME                                                          NAME OF OTHER COMPANY           CONNECTION WITH OTHER COMPANY
------------------------------------------------------- ----------------------------------- ----------------------------------

TRUSCO CAPITAL MANAGEMENT, INC.

Dusty L. Self                                                           --                                 --
Vice President

J. Michael Shamburger                                             SunTrust Bank                    Vice President
Vice President

Jeffrey D. Sharon                                                       --                                 --
Vice President

Kevin W. Shea                                                           --                                 --
Vice President

Garrett P. Smith                                                        --                                 --
Managing Director

George D. Smith, Jr.                                                    --                                 --
Vice President

Stephen Smith                                                           --                                 --
Vice President

E. Dean Speer                                                           --                                 --
Vice President

Ellen Spong                                                       SunTrust Bank                      Vice President
Managing Director

Celia S. Stanley                                                        --                                 --
Vice President

John H. Stebbins                                                  SunTrust Bank                      Vice President
Managing Director

Chad K. Stephens                                                        --                                 --
Vice President

Adam C. Stewart                                                         --                                 --
Vice President

E. Sonny Surkin                                                         --                                 --
Vice President

Hubert Swecker                                                    SunTrust Bank                      Vice President
Vice President

William F. Tarry                                                        --                                 --
Vice President

Howard Udis                                                       SunTrust Bank                      Vice President
Vice President

                                      C-10


NAME                                                          NAME OF OTHER COMPANY           CONNECTION WITH OTHER COMPANY
------------------------------------------------------- ----------------------------------- ----------------------------------

TRUSCO CAPITAL MANAGEMENT, INC.

Craig Urquhart                                                          --                                 --
Vice President

Mark Valle                                                        SunTrust Bank                      Vice President
Vice President

Stuart F. Van Arsdale                                                   --                                 --
Managing Director

Jeff Vogelbacker                                                        --                                 --
Managing Director

David M. Walrod                                                         --                                 --
Vice President

Joseph Walsh                                                      SunTrust Bank                      Vice President
Vice President

Darren C. Weems                                                         --                                 --
Vice President

David E. West                                                           --                                 --
Managing Director

Elizabeth Wilson                                                        --                                 --
Managing Director

William L. Wilson, Jr.                                                  --                                 --
Vice President

Donald Wordell                                                          --                                 --
Vice President

Natalie Wright                                                          --                                 --
Vice President

Stephen M. Yarbrough                                                    --                                 --
Managing Director

Steven M. Yates                                                         --                                 --
Vice President

David S. Yealy                                                          --                                 --
Managing Director


ITEM 27.  Principal Underwriters:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

         Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

         SEI Daily Income Trust                               July 15, 1982
         SEI Liquid Asset Trust                               November 29, 1982
         SEI Tax Exempt Trust                                 December 3, 1982
         SEI Index Funds                                      July 10, 1985
         SEI Institutional Managed Trust                      January 22, 1987
         SEI Institutional International Trust                August 30, 1988
         The Advisors' Inner Circle Fund                      November 14, 1991
         The Arbor Fund                                       January 28, 1993
         Bishop Street Funds                                  January 27, 1995
         STI Classic Variable Trust                           August 18, 1995
         SEI Asset Allocation Trust                           April 1, 1996
         SEI Institutional Investments Trust                  June 14, 1996
         HighMark Funds                                       February 15, 1997
         Armada Funds                                         March 8, 1997
         Expedition Funds                                     June 9, 1997
         Oak Associates Funds                                 February 27, 1998
         The Nevis Fund, Inc.                                 June 29, 1998
         CNI Charter Funds                                    April 1, 1999
         The Armada Advantage Fund                            May 1, 1999
         Amerindo Funds Inc.                                  July 13, 1999
         iShares Inc.                                         January 28, 2000
         SEI Insurance Products Trust                         March 29, 2000
         iShares Trust                                        April 25, 2000
         Pitcairn Funds                                       August 1, 2000
         First Focus Funds, Inc.                              October 1, 2000
         JohnsonFamily Funds, Inc.                            November 1, 2000
         The MDL Funds                                        January 24, 2001
         Causeway Capital Management Trust                    September 20, 2001

         The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.


                           POSITION AND OFFICE                                          POSITIONS AND OFFICES
NAME                       WITH UNDERWRITER                                             WITH REGISTRANT

Alfred P. West, Jr.        Director, Chairman of the Board of Directors                          --
Richard B. Lieb            Director, Executive Vice President                                    --
Carmen V. Romeo            Director                                                              --
Mark J. Held               President & Chief Operating Officer                                   --
Dennis J. McGonigle        Executive Vice President                                              --
Robert M. Silvestri        Chief Financial Officer & Treasurer                                   --
Todd Cipperman             Senior Vice President & General Counsel                               --
Carl A. Guarino            Senior Vice President                                                 --
Jack May                   Senior Vice President                                                 --
Kevin P. Robins            Senior Vice President                                                 --
Patrick K. Walsh           Senior Vice President                                                 --

                                      C-12



                           POSITION AND OFFICE                                          POSITIONS AND OFFICES
NAME                       WITH UNDERWRITER                                             WITH REGISTRANT

Wayne M. Withrow           Senior Vice President                                                 --
Robert Aller               Vice President                                                        --
John D. Anderson           Vice President & Managing Director                                    --
Timothy D. Barto           Vice President & Assistant Secretary                                  --
Robert Crudup              Vice President & Managing Director                                    --
Richard A. Deak            Vice President & Assistant Secretary                                  --
Scott W. Dellorfano        Vice President & Managing Director                                    --
Barbara Doyne              Vice President                                                        --
Jeff Drennen               Vice President                                                        --
Scott C. Fanatico          Vice President & Managing Director                                    --
Vic Galef                  Vice President & Managing Director                                    --
Steven A. Gardner          Vice President & Managing Director                                    --
Lydia A. Gavalis           Vice President & Assistant Secretary                                  --
Greg Gettinger             Vice President & Assistant Secretary                                  --
Kathy Heilig               Vice President                                                        --
Jeff Jacobs                Vice President                                                        --
Bridget Jensen             Vice President                                                        --
Samuel King                Vice President                                                        --
John Kirk                  Vice President & Managing Director                                    --
Kim Kirk                   Vice President & Managing Director                                    --
John Krzeminski            Vice President & Managing Director                                    --
Karen LaTourette           Secretary                                                             --
Alan H. Lauder             Vice President                                                        --
Paul Lonergan              Vice President & Managing Director                                    --
Ellen Marquis              Vice President                                                        --
Christine McCullough       Vice President & Assistant Secretary                                  --
Carolyn McLaurin           Vice President & Managing Director                                    --
Mark Nagle                 Vice President                                                        --
Joanne Nelson              Vice President                                                        --
Rob Redican                Vice President                                                        --
Maria Rinehart             Vice President                                                        --
Steve Smith                Vice President                                                        --
Daniel Spaventa            Vice President                                                        --
Kathryn L. Stanton         Vice President                                                        --
Sherry K. Vetterlein       Vice President & Assistant Secretary                                  --
Lori L. White              Vice President & Assistant Secretary                                  --
William E. Zitelli, Jr.    Vice President & Assistant Secretary                                  --

ITEM 28.   Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a)      With respect to Rules 31a-1(a);  31a-1(b)(1); (2)(a) and (b); (3); (6);
         (8); (12); and 31a-1(d),the required books and records are maintained at the offices of Registrant's Custodians:

         SunTrust Bank
         303 Peachtree Street, N.E.
         Atlanta, GA  30308

         Brown Brothers Harriman & Co.
         40 Water Street
         Boston, MA  02109
         (International Equity Index Fund, International Equity Fund, Strategic Income Fund)

(b)/(c)  With respect to Rules 31a-1(a);  31a-1(b)(1),(4);  (2)(C) and (D); (4);
         (5); (6); (8); (9); (10);  (11);  and 31a-1(f),  the required books and records are maintained at the offices of Registrant's
         Administrator:

         SEI Investments Global Funds Services
         One Freedom Valley Road
         Oaks, Pennsylvania  19456

(c)      With respect to Rules 31a-1(b)(5),  (6), (9) and (10) and 31a-1(f),
         the required books and records are maintained at the principal offices of the Registrant's Adviser:

         Trusco Capital Management
         P.O. Box 3808
         Orlando, Florida  32802

         Trusco Capital Management
         50 Hurt Plaza, Suite 1400
         Atlanta, Georgia  30303

         Trusco Capital Management
         25 Park Place
         Atlanta, Georgia  30303

ITEM 29.   Management Services:  None.

ITEM 30.   Undertakings:  None.

                                     NOTICE


A copy of the Agreement and Declaration of Trust for the STI Classic Funds is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or Shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 46 to Registration Statement No. 33-45671 to be signed on its behalf by the undersigned, duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 13th day of June, 2003.


                               By:                      *
                                  --------------------------------------------
                                  James R. Foggo, President


Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.


                      *                                       Trustee                         June 13, 2003
--------------------------------------------
         F. Wendell Gooch

                      *                                       Trustee                         June 13, 2003
--------------------------------------------
         Jonathan T. Walton

                      *                                       Trustee                         June 13, 2003
--------------------------------------------
         James O. Robbins

                      *                                       Trustee                         June 13, 2003
--------------------------------------------
         Thomas Gallagher

                  *                                           Trustee                         June 13, 2003
--------------------------------------------
         Richard W. Courts, II

                  *                                           Trustee                         June 13, 2003
--------------------------------------------
         Clarence H. Ridley

                  *                                           President                       June 13, 2003
--------------------------------------------
         James R. Foggo

/s/ Jennifer Spratley                                         Treasurer & Chief               June 13, 2003
--------------------------------------------
         Jennifer Spratley                                    Financial Officer



  * By /s/ Todd B. Cipperman
      ------------------------------
       Todd B. Cipperman, pursuant to the powers of attorney filed herewith.

                                STI CLASSIC FUNDS
                           STI CLASSIC VARIABLE TRUST

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee of STI Classic Funds and STI Classic Variable Trust (collectively, the "Trusts"), business trusts organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints Todd B. Cipperman and James R. Foggo, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any and all Registration Statements and all amendments thereto relating to the offering of each Trust's shares under the provisions of the Investment Company Act of 1940 and/or the Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ Clarence H. Ridley                             Date: April 14, 2003
----------------------------------------                 ---------------------
Clarence H. Ridley
Trustee

                                STI CLASSIC FUNDS
                           STI CLASSIC VARIABLE TRUST

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee of STI Classic Funds and STI Classic Variable Trust (collectively, the "Trusts"), business trusts organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints Todd B. Cipperman and James R. Foggo, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any and all Registration Statements and all amendments thereto relating to the offering of each Trust's shares under the provisions of the Investment Company Act of 1940 and/or the Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ Richard W. Courts, II                          Date:  April 11, 2003
-------------------------------                           ---------------------
Richard W. Courts, II
Trustee

                                STI CLASSIC FUNDS
                           STI CLASSIC VARIABLE TRUST

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee of STI Classic Funds and STI Classic Variable Trust (collectively, the "Trusts"), business trusts organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints Todd B. Cipperman and James R. Foggo, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any and all Registration Statements and all amendments thereto relating to the offering of each Trust's shares under the provisions of the Investment Company Act of 1940 and/or the Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ Thomas Gallagher                             Date: April 11, 2003
------------------------------------                  -------------------------
Thomas Gallagher
Trustee

                                STI CLASSIC FUNDS
                           STI CLASSIC VARIABLE TRUST

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee of STI Classic Funds and STI Classic Variable Trust (collectively, the "Trusts"), business trusts organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints Todd B. Cipperman and James R. Foggo, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any and all Registration Statements and all amendments thereto relating to the offering of each Trust's shares under the provisions of the Investment Company Act of 1940 and/or the Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ F. Wendell Gooch                           Date:  April 11, 2003
--------------------------------------               --------------------
F. Wendell Gooch
Trustee

                                STI CLASSIC FUNDS
                           STI CLASSIC VARIABLE TRUST

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee of STI Classic Funds and STI Classic Variable Trust (collectively, the "Trusts"), business trusts organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints Todd B. Cipperman and James R. Foggo, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any and all Registration Statements and all amendments thereto relating to the offering of each Trust's shares under the provisions of the Investment Company Act of 1940 and/or the Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ James O. Robbins                           Date: April 8, 2003
-----------------------------------                  ----------------------
James O. Robbins
Trustee

                                STI CLASSIC FUNDS
                           STI CLASSIC VARIABLE TRUST

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee of STI Classic Funds and STI Classic Variable Trust (collectively, the "Trusts"), business trusts organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints Todd B. Cipperman and James R. Foggo, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any and all Registration Statements and all amendments thereto relating to the offering of each Trust's shares under the provisions of the Investment Company Act of 1940 and/or the Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ Jonathan T. Walton                    Date: April 12, 2003
-------------------------------                 -------------------
Jonathan T. Walton
Trustee

                                STI CLASSIC FUNDS
                           STI CLASSIC VARIABLE TRUST

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned officer of STI Classic Funds and STI Classic Variable Trust (collectively, the "Trusts"), business trusts organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints Todd B. Cipperman, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any and all Registration Statements and all amendments thereto relating to the offering of each Trust's shares under the provisions of the Investment Company Act of 1940 and/or the Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ James R. Foggo                               Date: April 11, 2003
-------------------------------                        ------------------
James R. Foggo
President

                                  EXHIBIT INDEX

NUMBER            EXHIBIT

EX-99.A           Declaration  of Trust as  originally  filed with  Registrant's
                  Registration  Statement on Form N-1A, filed February 12, 1992,
                  is   incorporated   herein  by   reference  to  Exhibit  1  of
                  Post-Effective   Amendment   No.   15  to   the   Registrant's
                  Registration  Statement filed with the SEC via EDGAR Accession
                  No. 0000912057-96-015938 on July 31, 1996.
EX-99.B           Amended  and  Restated  By-Laws,  as  approved by the Board of
                  Trustees  on  August  15,  2000,  are  incorporated  herein by reference to Exhibit (b) of Post-Effective Amendment No. 37 to
                  the Registrant's Registration Statement filed with the SEC via
                  EDGAR  Accession  No.  0000935069-00-000528  on September  21,
                  2000.
EX-99.C           Not applicable.
EX-99.D1          Revised Investment  Advisory  Agreement  with  Trusco  Capital
                  Management,   Inc.  as  originally  filed  with   Registrant's
                  Post-Effective  Amendment  No. 5,  filed  August 2,  1993,  is
                  incorporated   herein  by   reference   to  Exhibit   5(c)  of
                  Post-Effective   Amendment   No.   15  to   the   Registrant's
                  Registration  Statement filed with the SEC via EDGAR Accession
                  No. 0000912057-96-015938 on July 31, 1996.
EX-99.D2          Investment  Advisory Agreement with American National Bank and
                  Trust   Company  as   originally   filed   with   Registrant's
                  Post-Effective  Amendment  No. 6, filed  October 22, 1993,  is
                  incorporated   herein  by   reference   to  Exhibit   5(d)  of
                  Post-Effective   Amendment   No.   15  to   the   Registrant's
                  Registration  Statement filed with the SEC via EDGAR Accession
                  No. 0000912057-96-015938 on July 31, 1996.
EX-99.D3          Investment  Advisory   Agreement   with   Sun   Bank   Capital
                  Management,   National   Association   (now   Trusco   Capital
                  Management,   Inc.)  as  originally  filed  with  Registrant's
                  Post-Effective  Amendment  No. 6, filed  October 22, 1993,  is
                  incorporated   herein  by   reference   to  Exhibit   5(e)  of
                  Post-Effective   Amendment   No.   15  to   the   Registrant's
                  Registration  Statement filed with the SEC via EDGAR Accession
                  No. 0000912057-96-015938 on July 31, 1996.
EX-99.D4          Investment  Advisory Agreement with  Trust Company  Bank  (now
                  Trusco  Capital  Management,  Inc.) as  originally  filed with
                  Registrant's Post-Effective Amendment No. 6, filed October 22,
                  1993, is  incorporated  herein by reference to Exhibit D(4) of
                  Post-Effective   Amendment   No.   24  to   the   Registrant's
                  Registration  Statement filed with the SEC via EDGAR Accession
                  No. 0001047469-98-028802 on July 30, 1998.
EX-99.D5          Revised   Schedule  A  to  the  Revised  Investment   Advisory
                  Agreement with Trusco Capital  Management,  Inc. dated May 24,
                  1999 is incorporated  herein by reference to the  Registrant's
                  Post-Effective   Amendment   No.   32  to   the   Registrant's
                  Registration  Statement filed with the SEC via EDGAR Accession
                  No. 0001047469-99-037088 on September 28, 1999.
EX-99.D6          Revised  Schedule  A  to   the  Revised  Investment   Advisory
                  Agreement with Trusco Capital  Management,  Inc. dated October
                  1,  1999  is   incorporated   herein  by   reference   to  the
                  Registrant's   Post-Effective   Amendment   No.   33  to   the
                  Registrant's  Registration  Statement  filed  with the SEC via
                  EDGAR Accession No. 0000912057-99-007899 on December 1, 1999.
EX-99.D7          Revised   Schedule  A  to  the  Revised  Investment   Advisory
                  Agreement with Trusco Capital Management, Inc. dated March 27,
                  2000 is incorporated  herein by reference to the  Registrant's
                  Post-Effective   Amendment   No.   35  to   the   Registrant's
                  Registration  Statement filed with the SEC via EDGAR Accession
                  No. 0000916641-00-000365 on March 28, 2000.
EX-99.D8          Revised  Schedule  A  dated  April  8,  2002  to  the  Revised
                  Investment  Advisory Agreement with Trusco Capital Management,
                  Inc. dated March 28, 2000 is incorporated  herein by reference to Exhibit  (d)(8) of  Post-Effective  Amendment No. 44 to the
                  Registrant's  Registration  Statement  filed  with the SEC via
                  EDGAR  Accession  No.  0000935069-02-001101  on September  30,
                  2002.
EX-99.E           Distribution  Agreement  dated  May 26,  1992 is  incorporated herein by reference to Exhibit 6 of  Post-Effective  Amendment
                  No. 16 to the Registrant's  Registration  Statement
                  filed with the SEC via EDGAR Accession No.0000912057-96-021336 on September 27, 1996.
EX-99.F           Not applicable.
EX-99.G1          Custodian  Agreement with Trust Company Bank dated February 1,
                  1994  originally   filed  with   Registrant's   Post-Effective
                  Amendment No. 13, filed  September  28, 1995, is  incorporated
                  herein  by  reference   to  Exhibit  8(b)  of   Post-Effective
                  Amendment No. 15 to the  Registrant's  Registration  Statement
                  filed    with    the   SEC    via    EDGAR    Accession    No.
                  0000912057-96-015938 on July 31, 1996.
EX-99.G2          Custodian   Agreement   with   the  Bank  of   California   is
                  incorporated   herein  by   reference   to  Exhibit   8(a)  of
                  Post-Effective   Amendment   No.   15  to   the   Registrant's
                  Registration  Statement filed with the SEC via EDGAR Accession
                  No. 0000912057-96-015938 on July 31, 1996.
EX-99.G3          Fourth  Amendment to the  Custodian  Agreement by  and between
                  STI Trust &  Investment  Operations,  Inc. and The Bank of New
                  York dated May 6, 1997 is incorporated  herein by reference to
                  Exhibit  8(d)  of  Post-Effective  Amendment  No.  21  to  the
                  Registrant's  Registration  Statement  filed  with the SEC via
                  EDGAR  Accession  No.  0000912057-97-032207  on September  30,
                  1997.
EX-99.G4          Amendment  dated  November  30, 2001 to the Custody  Agreement dated May 11,  1999  between  the Trust  with  respect  to the
                  International Equity Fund, International Equity Index Fund and
                  the  Strategic  Income  Fund  and  the  Bank  of New  York  is
                  incorporated   herein  by  reference  to  Exhibit   (g)(4)  of
                  Post-Effective   Amendment   No.   43  to   the   Registrant's
                  Registration  Statement filed with the SEC via EDGAR Accession
                  No. 0000935069-02-001101 on September 30, 2002.
EX-99.H1          Transfer Agent Agreement with Federated Services Company dated
                  May 14, 1994 originally  filed with  Post-Effective  Amendment
                  No. 9, filed  September  22, 1994, is  incorporated  herein by reference to Exhibit 8(c) of  Post-Effective  Amendment No. 15
                  to the Registrant's  Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
EX-99.H2          Administration   Agreement   with  SEI  Financial   Management
                  Corporation  dated  May 29,  1995 is  incorporated  herein  by reference to the Registrant's  Post-Effective Amendment No. 32
                  to the Registrant's  Registration Statement filed with the SEC via EDGAR Accession No.  0001047469-99-037088 on September 28,
                  1999.
EX-99.H3          Consent to Assignment  and  Assumption  of the  Administration
                  Agreement   between  STI  Classic   Funds  and  SEI  Financial
                  Management  Corporation is incorporated herein by reference to
                  Exhibit  9(b)  of  Post-Effective  Amendment  No.  21  to  the
                  Registrant's  Registration  Statement  filed  with the SEC via
                  EDGAR  Accession  No.  0000912057-97-032207  on September  30,
                  1997.
EX-99.I           Opinion and Consent of Counsel is filed herewith.
EX-99.J           Not applicable.
EX-99.K           Not applicable.
EX-99.L           Not applicable.
EX-99.M1          Distribution  Plan relating to Investor Shares is incorporated herein by reference to Exhibit 15 of Post-Effective  Amendment
                  No. 16 to the Registrant's  Registration  Statement filed with the  SEC  via  EDGAR  Accession  No.  0000912057-96-021336  on
                  September 27, 1996.
EX-99.M2          Distribution  and  Service  Agreement  relating to Flex Shares dated May 29,  1995 as  originally  filed with  Post-Effective
                  Amendment  No. 12,  filed  August 17,  1995,  is  incorporated
                  herein  by  reference  to  Exhibit  15(a)  of   Post-Effective
                  Amendment No. 15 to the  Registrant's  Registration  Statement
                  filed    with    the   SEC    via    EDGAR    Accession    No.
                  0000912057-96-015938 on July 31, 1996.
EX-99.N1          Rule 18f-3 Plan is incorporated herein by reference to Exhibit
                  (o) of  Post-Effective  Amendment  No. 23 to the  Registrant's
                  Registration  Statement filed with the SEC via EDGAR Accession
                  No. 0001047469-98-027407 on July 15, 1998.
EX-99.N2          Certificate  of Class  Designation is  incorporated  herein by reference to Exhibit (o)(1) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0001047469-99-009731 on April 15,
                  1999.

EX-99.N3          Amended  Rule 18f-3 Plan dated May 14,  2000 to the Rule 18f-3
                  Plan dated May 24, 1995 is incorporated herein by reference to
                  Exhibit  (n)(3)  of  Post-Effective  Amendment  No.  43 to the
                  Registrant's  Registration  Statement  filed  with the SEC via
                  EDGAR  Accession  NO.  0000935069-02-001101  on September  30,
                  2002.
EX-99.O           Not Applicable.
EX-99.P1          Code of Ethics for STI Classic Funds is incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 35
                  to the Registrant's  Registration Statement filed with the SEC via  EDGAR  Accession  No.  0000916641-00-000365  on March 28,
                  2000.
EX-99.P2          Code of  Ethics  for SEI  Investments Company  as of  December
                  2000 is incorporated  herein by reference to Exhibit (p)(1) of
                  Post-Effective  Amendment No. 3 to the Registration  Statement
                  of SEI Insurance Products Trust (SEC No. 333-70013) filed with the SEC via EDGAR Accession No.  0000912057-01-511209 on April
                  27, 2001.
EX-99.P3          Code  of  Ethics  for  Trusco  Capital   Management,  Inc.  is
                  incorporated   herein  by  reference  to  Exhibit   (p)(3)  of
                  Post-Effective   Amendment   No.   35  to   the   Registrant's
                  Registration  Statement filed with the SEC via EDGAR Accession
                  No. 0000916641-00-000365 on March 28, 2000.
EX-99.P4          Code of  Ethics for  Trusco   Capital   Management,  Inc.,  as
                  approved  by the Board of  Trustees  on August  15,  2000,  is
                  incorporated   herein  by  reference  to  Exhibit   (p)(4)  of
                  Post-Effective   Amendment   No.   37  to   the   Registrant's
                  Registration  Statement filed with the SEC via EDGAR Accession
                  No. 0000935069-00-000528 on September 21, 2000.